RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 5.50%
United States - 5.50%
1,550,234	BlackRock Corporate High Yield Fund, Inc.	$13,270,003
150,000	BlackRock Multi-Sector Income Trust	1,878,000
881,099	First Trust High Yield Opportunities 2027 Term Fund	12,071,056
630,532	PGIM Short Duration High Yield Opportunities Fund	10,334,420
4	PIMCO Corporate & Income Opportunity Fund	48
769,812	PIMCO Income Strategy Fund II	5,488,760
671,858	Western Asset Inflation-Linked Opportunities & Income Fund	5,643,607

TOTAL CLOSED-END FUNDS
(Cost $45,952,997)		48,685,894

CLOSED-END FUNDS - PREFERRED SHARES - 0.38%
United States - 0.38%
161,628	Virtus Convertible & Income Fund, 5.625% (a)	3,342,467

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $3,954,015)		3,342,467

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.02%
United States - 0.02%
176,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)	182,049

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $178,074)		182,049

COMMON STOCKS - 0.76%
Brazil - 0.00%(c)
21,161	OI S.A.(d)	12
United States - 0.76%
650,000	Blue Owl Technology Finance Corp.	6,727,500
259,482	Pershing Square Tontine Holdings(d)(e)(f)	0
1,702	Unigel HoldCo Depositary Receipt(d)(e)	–

TOTAL COMMON STOCKS
(Cost $8,797,446)		6,727,512

OPEN-END FUNDS - 4.55%
United States - 4.55%
4,698,797	RiverNorth/Oaktree High Income Fund, Class I(g)	40,197,743

TOTAL OPEN-END FUNDS
(Cost $44,351,139)		40,197,743

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.38%
Argentina - 0.02%
$55,000	Pampa Energia SA(h)	7.75%	11/14/2037	56,353
50,000	Vista Energy Argentina SAU(h)	7.88%	04/08/2038	51,600

Principal Amount/Description		Rate	Maturity	Value
$35,000	YPF SA(i)(j)	7.00%	09/30/2033	$35,730
				143,683
Bermuda - 0.02%
189,000	Triton Container International, Ltd. / TAL International Container Corp.	5.15%	02/15/2033	185,747

Brazil - 0.05%
182,387	Geometrica Par Investimentos SA(j)	7.50%	12/31/2031	186,094
68,000	Vale Overseas, Ltd.	6.40%	06/28/2054	69,462
200,000	Vale Overseas, Ltd.(b)(j)	5Y US TI + 2.43%	02/25/2056	200,300
				455,856
Canada - 0.38%
59,000	Bank of Nova Scotia(b)	1D US SOFR + 1.05%	02/02/2034	58,111
55,000	Bausch + Lomb Corp.(h)	8.38%	10/01/2028	56,581
4,000	Bausch Health Cos., Inc.(h)	14.00%	10/15/2030	3,781
182,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.36%	09/15/2055	188,129
60,000	Canadian Imperial Bank of Commerce(b)	1D US SOFR + 0.67%	06/16/2029	60,086
186,000	CCL Industries, Inc.(h)	3.05%	06/01/2030	174,067
166,000	Element Fleet Management Corp.(h)	6.32%	12/04/2028	171,726
170,000	Element Fleet Management Corp.(h)	5.04%	03/25/2030	170,999
93,000	Enbridge, Inc.	5.45%	03/27/2036	94,038
50,000	Garda World Security Corp.(h)	6.50%	01/15/2031	50,730
175,000	Garda World Security Corp.(h)	8.25%	08/01/2032	179,241
229,000	Hydro One, Inc.	4.75%	05/30/2031	229,496
76,000	Nutrien, Ltd.	4.85%	05/29/2031	75,950
253,000	Royal Bank of Canada(b)	1D US SOFR + 0.98%	11/03/2031	248,124
181,000	TELUS Corp.(b)	5Y US TI + 2.71%	10/15/2055	187,632
85,000	Toronto-Dominion Bank	4.93%	10/15/2035	83,538
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	725,234
93,000	TransCanada PipeLines, Ltd.(b)	5Y US TI + 2.12%	10/17/2056	94,122
172,000	Videotron, Ltd.(h)	5.70%	01/15/2035	172,837
143,000	Waste Connections, Inc.	5.25%	09/01/2035	145,018
227,000	WSP Global, Inc.(h)	5.04%	09/18/2031	225,505
				3,394,945
Cayman Islands - 0.13%
65,000	Azorra Finance, Ltd.(h)	7.75%	04/15/2030	67,475
90,000	Azorra Finance, Ltd.(h)	7.25%	01/15/2031	92,548
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(b)(j)	5Y US TI + 4.07%	Perpetual Maturity	205,050
191,853	Bioceanico Sovereign Certificate, Ltd.(j)(k)	0.00%	06/05/2034	157,438
100,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	99,100
120,000	Global Aircraft Leasing Co., Ltd.(h)	8.75%	09/01/2027	122,112
109,279	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	111,745
218,558	Lima Metro Line 2 Finance, Ltd.(j)	5.88%	07/05/2034	223,491
140,000	Rutas 2 & 7 Finance, Ltd.(j)(k)	0.00%	09/30/2036	107,520
				1,186,479
Chile - 0.29%
150,000	Agrosuper SA(j)	4.60%	01/20/2032	142,625
150,000	Banco Santander Chile(h)	4.55%	11/20/2030	147,938
200,000	CAP SA(j)	3.90%	04/27/2031	169,642

Principal Amount/Description		Rate	Maturity	Value
$148,053	Chile Electricity PEC SpA(j)(k)	0.00%	01/25/2028	$136,727
900,000	Empresa de Transporte de Pasajeros Metro SA(h)	5.00%	01/25/2047	818,922
185,400	GNL Quintero SA(j)	4.63%	07/31/2029	185,131
200,000	Inversiones CMPC SA(b)(h)	5Y US TI + 2.83%	12/09/2057	197,030
750,000	Transelec SA(j)	3.88%	01/12/2029	729,052
				2,527,067
Colombia - 0.05%
200,000	Banco Davivienda SA(b)(h)	5Y US TI + 4.59%	07/02/2035	207,500
95,000	Ecopetrol SA	5.88%	11/02/2051	76,216
149,020	Fideicomiso PA Pacifico Tres(j)	8.25%	01/15/2035	152,537
				436,253
France - 0.14%
84,641	Altice France SA(h)	6.88%	07/15/2032	82,173
425,000	BPCE SA(b)(h)	1D US SOFR + 1.27%	01/13/2032	419,042
250,000	Credit Agricole SA(b)(h)	1D US SOFR + 1.36%	09/25/2033	245,132
224,000	Electricite de France SA(h)	4.88%	09/21/2038	207,244
252,000	Societe Generale SA(b)(h)	1D US SOFR + 1.73%	10/03/2036	248,496
				1,202,087
Great Britain - 0.17%
200,000	Anglo American Capital PLC(h)	5.25%	03/19/2036	197,993
200,000	Barclays PLC(b)	1D US SOFR + 1.51%	06/26/2037	199,800
245,000	Barclays PLC(b)	1D US SOFR + 1.83%	08/11/2046	244,772
200,000	Imperial Brands Finance PLC(h)	4.88%	02/07/2032	198,791
279,000	Nationwide Building Society(b)(h)	1D US SOFR + 1.65%	07/14/2036	281,209
200,000	NatWest Group PLC(b)	1Y US TI + 0.80%	06/18/2032	199,933
200,000	Vedanta Resources Finance II PLC(h)	7.00%	07/13/2032	199,008
				1,521,506
Guatemala - 0.05%
200,000	CT Trust(j)	5.13%	02/03/2032	190,172
200,000	Industrial Subordinated Trust 20(b)(j)	5Y US TI + 2.86%	04/15/2036	203,228
				393,400
Hong Kong - 0.01%
90,000	Seaspan Corp. Pte, Ltd.(h)	5.50%	08/01/2029	88,369

India - 0.11%
200,000	Adani Electricity Mumbai, Ltd.(j)	3.95%	02/12/2030	188,055
146,000	Adani International Container Terminal Pvt, Ltd.(j)	3.00%	02/16/2031	135,571
200,000	Adani Ports & Special Economic Zone, Ltd.(j)	4.38%	07/03/2029	194,387
127,000	Adani Transmission Step-One, Ltd.(j)	4.25%	05/21/2036	115,094
135,500	JSW Hydro Energy, Ltd.(j)	4.13%	05/18/2031	125,659
200,000	JSW Infrastructure, Ltd.(j)	4.95%	01/21/2029	198,138
				956,904
Indonesia - 0.01%
120,500	Star Energy Geothermal Wayang Windu, Ltd.(j)	6.75%	04/24/2033	121,946

Principal Amount/Description		Rate	Maturity	Value
Ireland - 0.16%
$190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	$191,812
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	155,325
220,000	AIB Group PLC(b)(h)	SOFRINDX + 1.91%	03/28/2035	227,952
157,000	Avolon Holdings Funding, Ltd.(h)	5.75%	03/01/2029	160,183
200,000	Bank of Ireland Group PLC(b)(h)	SOFRINDX + 1.16%	11/12/2032	199,911
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	329,425
120,000	GGAM Finance, Ltd.(h)	6.88%	04/15/2029	122,917
				1,387,525
Italy - 0.02%
209,000	Intesa Sanpaolo SpA(b)(h)	1Y US TI + 2.60%	06/01/2032	197,361

Jamaica - 0.00%(c)
33,726	Digicel Group Holdings, Ltd.(h)(k)	0.00%	12/31/2030	1,696
97,403	Digicel Group Holdings, Ltd.(h)(k)	0.00%	12/31/2030	698
				2,394
Japan - 0.06%
214,000	Mizuho Bank, Ltd.(h)	5.19%	04/16/2036	212,722
310,000	Renesas Electronics Corp.(h)	2.17%	11/25/2026	307,115
				519,837
Luxembourg - 0.14%
210,909	Acu Petroleo Luxembourg Sarl(j)	7.50%	01/13/2032	217,227
90,000	ArcelorMittal SA	6.00%	06/17/2034	94,325
95,000	ArcelorMittal SA	5.38%	05/19/2036	94,220
194,174	Chile Electricity Lux Mpc II Sarl(h)	5.67%	10/20/2035	198,580
172,000	Chile Electricity Lux MPC Sarl(j)	6.01%	01/20/2033	177,537
200,000	CSN Resources SA(j)	5.88%	04/08/2032	123,501
50,000	J&F LUXEMBOURG FINANCE SARL(h)	8.50%	12/01/2032	49,875
89,000	nVent Finance Sarl	5.65%	05/15/2033	91,588
200,000	Simpar Europe SA(j)	5.20%	01/26/2031	167,594
77,400	Unigel Luxembourg SA(h)(l)	13.50% (15.00%)	12/31/2027	4,644
93,163	Unigel Luxembourg SA(h)(l)	11.00% (12.00%)	12/31/2028	2,795
108,704	Unigel Luxembourg SA(j)(l)	13.50% (15.00%)	12/31/2027	6,522
400,614	Unigel Luxembourg SA(j)(l)	11.00% (12.00%)	12/31/2028	12,018
				1,240,426
Mexico - 0.11%
659,912	Alpha Holding SA de CV(h)(m)	9.00%	02/10/2025	5,939
188,546	Alpha Holding SA de CV(j)(m)	9.00%	02/10/2025	1,697
200,000	Banco Nacional de Mexico SA(b)(h)	5Y US TI + 2.68%	08/07/2036	197,230
200,000	Cemex SAB de CV(a)(b)(j)	5Y US TI + 3.52%	Perpetual Maturity	208,330
500,000	Credito Real SAB de CV SOFOM ER(j)(m)	9.50%	02/07/2026	5,625
200,000	Esentia Energy Development SAB de CV(h)	6.13%	07/30/2033	199,660
198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(j)	7.25%	01/31/2041	201,321
600,000	Mexarrend SAPI de CV(h)(m)	10.25%	07/24/2024	3,600
200,000	Mexarrend SAPI de CV(j)(m)	10.25%	07/24/2024	1,200
700,000	Operadora de Servicios Mega SA de CV Sofom ER(h)(m)	8.25%	02/11/2025	5,950
200,000	Orbia Advance Corp. SAB de CV(j)	5.88%	09/17/2044	158,504
				989,056
Netherlands - 0.18%
200,000	ENEL Finance International NV(h)	4.13%	09/30/2028	197,650

Principal Amount/Description		Rate	Maturity	Value
$200,000	ENEL Finance International NV(h)	5.13%	06/26/2029	$202,444
239,000	ING Groep NV(b)	SOFRINDX + 1.61%	03/23/2037	239,681
58,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(h)	5.63%	03/10/2037	57,794
189,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25%	03/01/2056	185,370
200,000	Minejesa Capital BV(j)	5.63%	08/10/2037	191,140
142,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	140,153
189,000	Suzano Netherlands BV	5.50%	01/15/2036	183,867
523,338	Unigel Netherlands Holding Corp. BV(j)(l)	15.00% (15.00%)	12/31/2044	10,467
197,340	Yinson Bergenia Production BV(h)	8.50%	01/31/2045	210,957
				1,619,523
Panama - 0.02%
200,000	Generadora de Gatun SA(h)	6.87%	09/30/2044	206,708

Peru - 0.09%
230,000	Banco de Credito del Peru S.A.(b)(j)	5Y US TI + 2.45%	09/30/2031	228,805
150,000	Banco Internacional del Peru SAA Interbank(b)(h)	5Y US TI + 2.07%	04/30/2035	154,552
200,000	InRetail Consumer(j)	3.25%	03/22/2028	192,865
133,360	Peru LNG Srl(j)	5.38%	03/22/2030	129,792
75,000	Volcan Cia Minera SAA(h)	8.50%	10/28/2032	77,734
				783,748
Singapore - 0.02%
200,000	United Overseas Bank, Ltd.(b)(j)	5Y US TI + 1.45%	10/07/2032	197,913

South Korea - 0.06%
496,000	SK hynix, Inc.(h)	4.25%	09/11/2028	492,345

Spain - 0.05%
250,000	AI Candelaria -spain- SA(j)	5.75%	06/15/2033	231,674
200,000	Banco Santander SA	5.44%	04/15/2036	200,166
				431,840
Switzerland - 0.03%
251,000	UBS Group AG(b)(h)	1D US SOFR + 1.34%	03/23/2037	244,126

Vietnam - 0.01%
119,043	Mong Duong Finance Holdings BV(j)	5.13%	05/07/2029	117,608

TOTAL FOREIGN CORPORATE BONDS
(Cost $24,208,958)				21,044,652

U.S. CORPORATE BONDS - 12.14%
Advertising - 0.01%
80,000	Lamar Media Corp.(h)	5.38%	11/01/2033	78,465
35,000	Neptune Bidco US, Inc.(h)	10.38%	05/15/2031	36,303
				114,768
Aerospace/Defense - 0.11%
70,000	Goat Holdco LLC(h)	6.75%	02/01/2032	71,795
155,000	Honeywell Aerospace, Inc.(h)	4.95%	03/16/2036	152,691
175,000	Lockheed Martin Corp.	5.00%	08/15/2035	175,833
119,000	Northrop Grumman Corp.	4.03%	10/15/2047	94,848

Principal Amount/Description		Rate	Maturity	Value
$179,000	Northrop Grumman Corp.	5.20%	06/01/2054	$167,151
74,000	Spirit AeroSystems, Inc.	4.60%	06/15/2028	73,806
170,000	Textron, Inc.	5.50%	05/15/2035	173,054
55,000	TransDigm, Inc.(h)	6.38%	05/31/2033	55,560
10,000	TransDigm, Inc.(h)	6.25%	01/31/2034	10,212
				974,950
Agriculture - 0.09%
172,000	BAT Capital Corp.	5.63%	08/15/2035	177,322
156,000	BAT Capital Corp.	4.54%	08/15/2047	128,707
185,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	178,669
155,000	Philip Morris International, Inc.	5.25%	02/13/2034	157,589
152,000	Philip Morris International, Inc.	4.88%	04/29/2036	148,862
				791,149
Airlines - 0.01%
24,000	Allegiant Travel Co.(h)	7.13%	07/01/2031	24,323
20,000	JetBlue Airways Corp. / JetBlue Loyalty LP(h)	9.88%	09/20/2031	18,141
80,000	United Airlines Holdings, Inc.	5.38%	03/01/2031	79,526
				121,990
Apparel - 0.01%
50,000	Beach Acquisition Bidco LLC(h)(l)	10.00% (10.75%)	07/15/2033	56,799

Auto Manufacturers - 0.13%
283,000	Daimler Truck Finance North America LLC(h)	4.50%	04/12/2031	277,910
200,000	FORD MOTOR CRED F 6.05 03/05/31	6.05%	03/05/2031	203,078
185,000	General Motors Financial Co., Inc.	4.60%	01/08/2031	182,520
111,000	General Motors Financial Co., Inc.	5.10%	09/15/2031	111,239
339,000	Hyundai Capital America(h)	5.30%	01/08/2029	343,014
60,000	Nissan Motor Acceptance Co. LLC(h)	6.13%	09/30/2030	59,033
				1,176,794
Auto Parts & Equipment - 0.04%
50,000	American Axle & Manufacturing, Inc.(h)	6.38%	10/15/2032	49,854
35,000	American Axle & Manufacturing, Inc.(h)	7.75%	10/15/2033	34,599
120,000	Clarios Global LP / Clarios US Finance Co.(h)	6.75%	02/15/2030	123,719
106,050	Dexko Global, Inc.(h)	7.50%	04/15/2032	87,597
50,000	Qnity Electronics, Inc.(h)	6.25%	08/15/2033	50,934
				346,703
Banks - 0.52%
144,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	128,204
138,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	140,753
151,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	154,122
68,000	Bank of America Corp.(b)	1D US SOFR + 1.57%	04/23/2037	67,756
97,000	Bank of America Corp.(a)(b)	5Y US TI + 2.68%	Perpetual Maturity	100,052
154,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	155,866
151,000	Bank of New York Mellon Corp.(b)	5Y US TI + 2.03%	Perpetual Maturity	150,791

Principal Amount/Description		Rate	Maturity	Value
$200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(j)	5Y US TI + 4.21%	01/08/2039	$213,427
72,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	71,328
150,000	Citigroup, Inc.(b)	1D US SOFR + 1.46%	05/07/2031	150,528
106,000	Citigroup, Inc.(b)	1D US SOFR + 1.17%	09/11/2031	104,644
86,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	89,772
97,000	Citigroup, Inc.(a)(b)	5Y US TI + 2.89%	Perpetual Maturity	99,393
171,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.06%	10/21/2031	167,280
26,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 0.96%	01/21/2032	25,515
156,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	156,584
78,000	Goldman Sachs Group, Inc.(a)(b)	5Y US TI + 2.46%	Perpetual Maturity	80,235
110,000	Huntington Bancshares, Inc.(b)	5Y US TI + 1.17%	08/15/2036	94,938
150,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.01%	01/24/2031	151,711
98,000	JPMorgan Chase & Co.(b)	1D US SOFR + 0.93%	10/22/2031	95,830
198,000	JPMorgan Chase & Co.(b)	1D US SOFR + 0.99%	04/23/2032	195,759
333,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	336,593
113,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.64%	07/23/2036	114,764
92,000	Morgan Stanley(b)	1D US SOFR + 0.80%	01/09/2030	90,810
91,000	Morgan Stanley(b)	1D US SOFR + 1.07%	10/22/2031	88,994
106,000	Morgan Stanley(b)	1D US SOFR + 1.18%	01/30/2037	103,699
88,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	90,577
168,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	173,310
59,000	PNC Financial Services Group, Inc.(b)	1D US SOFR + 1.42%	07/21/2036	59,573
77,000	PNC Financial Services Group, Inc.(b)	5Y US TI + 1.17%	01/25/2041	75,693
31,000	Santander Holdings USA, Inc.(b)	1D US SOFR + 1.10%	06/05/2030	30,998
75,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	79,004
169,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	170,300
375,000	Wells Fargo & Co.(b)	1D US SOFR + 0.97%	05/20/2032	373,813
185,000	Wells Fargo & Co.(b)	1D US SOFR + 1.38%	12/03/2035	184,744
				4,567,360
Biotechnology - 0.06%
248,000	Amgen, Inc.	5.75%	03/02/2063	240,665
147,000	Illumina, Inc.	4.75%	12/12/2030	146,144
109,000	Royalty Pharma PLC	5.95%	09/25/2055	108,719
				495,528

Principal Amount/Description		Rate	Maturity	Value
Building Materials - 0.05%
$55,000	Builders FirstSource, Inc.(h)	6.38%	03/01/2034	$55,669
65,000	Builders FirstSource, Inc.(h)	6.75%	05/15/2035	66,353
130,000	Griffon Corp.	5.75%	03/01/2028	130,095
60,000	Quikrete Holdings, Inc.(h)	6.75%	03/01/2033	61,193
60,000	Standard Building Solutions, Inc.(h)	6.50%	08/15/2032	60,402
40,000	Standard Building Solutions, Inc.(h)	5.88%	03/15/2034	38,584
				412,296
Chemicals - 0.02%
25,000	Celanese US Holdings LLC	6.50%	04/15/2030	25,495
25,000	Celanese US Holdings LLC	6.75%	04/15/2033	25,481
25,000	Olin Corp.(h)	6.63%	04/01/2033	24,717
15,000	Solstice Advanced Materials, Inc.(h)	5.63%	09/30/2033	14,915
75,000	WR Grace Holdings LLC(h)	5.63%	08/15/2029	70,552
				161,160
Commercial Services - 0.19%
60,000	Allied Universal Holdco LLC(h)	7.88%	02/15/2031	62,755
216,000	Ashtead Capital, Inc.(h)	5.55%	05/30/2033	218,309
139,000	Block Financial LLC	5.38%	09/15/2032	136,265
85,000	Dcli Bidco LLC(h)	7.75%	11/15/2029	87,964
186,000	ERAC USA Finance LLC(h)	5.25%	04/30/2036	185,652
90,000	Graham Holdings Co.(h)	5.63%	12/01/2033	89,467
65,000	Herc Holdings, Inc.(h)	7.00%	06/15/2030	67,356
20,000	Herc Holdings, Inc.(h)	5.75%	03/15/2031	19,990
20,000	Herc Holdings, Inc.(h)	6.00%	03/15/2034	19,888
200,000	Rentokil Terminix Funding LLC(h)	5.00%	04/28/2030	200,672
186,000	Rollins, Inc.	5.25%	02/24/2035	185,830
30,000	Synergy Infrastructure Holdings LLC(h)	7.00%	07/15/2034	30,447
40,000	United Rentals North America, Inc.(h)	5.38%	11/15/2033	39,428
170,000	Verisk Analytics, Inc.	5.25%	06/05/2034	169,990
50,000	VT Topco, Inc.(h)	8.50%	08/15/2030	50,771
80,000	Wand NewCo 3, Inc.(h)	7.63%	01/30/2032	82,788
				1,647,572
Computers - 0.05%
153,000	Dell International LLC / EMC Corp.	5.00%	02/15/2034	151,069
81,000	Dell, Inc.	6.50%	04/15/2038	87,081
326,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	231,017
				469,167
Cosmetics/Personal Care - 0.00%(c)
5,000	Prestige Brands, Inc.(h)	6.25%	07/15/2034	5,000

Distribution/Wholesale - 0.02%
30,000	ADI Escrow Issuer LLC(h)	7.13%	07/15/2034	30,624
20,000	Dealer Tire Financial LLC(h)	10.38%	10/01/2031	19,940
90,000	Dealer Tire LLC / DT Issuer LLC(h)	8.00%	02/01/2028	90,246
25,000	Veritiv Operating Co.(h)	10.50%	11/30/2030	25,600
				166,410
Diversified Financial Services - 0.14%
215,000	Aircastle, Ltd. / Aircastle Ireland DAC(h)	5.00%	05/15/2031	213,107
227,000	American Express Co.(b)	5Y US TI + 1.15%	02/08/2041	226,747
129,000	Aviation Capital Group LLC(h)	5.38%	07/15/2029	130,551
94,000	Charles Schwab Corp.(b)	1D US SOFR + 0.78%	05/21/2030	94,197
94,000	Charles Schwab Corp.(b)	1D US SOFR + 1.23%	11/14/2036	91,755
30,000	Freedom Mortgage Holdings LLC(h)	8.38%	04/01/2032	30,538

Principal Amount/Description		Rate	Maturity	Value
$107,000	Gabx Leasing LLC(h)	4.63%	04/15/2031	$105,549
60,000	OneMain Finance Corp.	7.50%	05/15/2031	62,024
85,000	OneMain Finance Corp.	6.50%	03/15/2033	83,709
70,000	PennyMac Financial Services, Inc.(h)	7.88%	12/15/2029	72,842
45,000	PennyMac Financial Services, Inc.(h)	6.88%	05/15/2032	44,077
60,000	Rocket Cos., Inc.(h)	6.38%	08/01/2033	61,093
				1,216,189
Electric - 0.59%
102,000	AEP Texas, Inc.	5.45%	05/15/2029	104,015
67,000	AEP Texas, Inc.	5.20%	04/15/2036	66,115
91,000	Alliant Energy Corp.(b)	5Y US TI + 2.08%	04/01/2056	90,021
360,000	Arizona Public Service Co.	5.90%	08/15/2055	361,529
163,000	Black Hills Corp.	6.00%	01/15/2035	169,807
44,000	Chpe LLC(h)	5.10%	06/30/2033	43,897
88,000	CMS Energy Corp.(b)	5Y US TI + 1.96%	06/01/2055	90,158
170,000	Commonwealth Edison Co.	5.95%	06/01/2055	173,291
150,000	Constellation Energy Generation LLC	4.40%	01/15/2031	147,508
157,000	DTE Energy Co.(b)	5Y US TI + 1.81%	07/01/2058	158,376
224,000	Duke Energy Corp.	3.95%	08/15/2047	171,176
60,000	Duke Energy Corp.	5.00%	08/15/2052	52,250
127,000	Duke Energy Corp.	5.80%	06/15/2054	123,873
178,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	177,871
1,000,000	Exelon Corp.	4.05%	04/15/2030	976,397
73,000	Kentucky Utilities Co.	5.85%	08/15/2055	73,355
153,000	Liberty Utilities Co.(h)	5.10%	05/15/2031	152,675
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	661,692
88,000	NextEra Energy Capital Holdings, Inc.(b)	5Y US TI + 2.46%	06/15/2054	91,686
95,000	NextEra Energy Capital Holdings, Inc.	5.90%	03/15/2055	94,115
75,000	NRG Energy, Inc.(h)	6.00%	02/01/2033	75,429
20,000	NRG Energy, Inc.(h)	6.13%	05/15/2036	20,018
59,000	PSEG Power LLC(h)	5.20%	05/15/2030	59,685
120,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	123,556
50,000	Talen Energy Supply LLC(h)	6.25%	02/01/2034	49,717
332,000	Trans-Allegheny Interstate Line Co.(h)	5.00%	01/15/2031	335,140
63,000	Virginia Electric and Power Co.	5.55%	08/15/2054	60,909
90,000	Virginia Electric and Power Co.	5.60%	09/15/2055	87,414
189,000	Vistra Operations Co. LLC(h)	4.38%	05/01/2029	185,765
93,000	Vistra Operations Co. LLC(h)	5.55%	04/30/2036	92,578
127,000	WEC Energy Group, Inc.(b)	5Y US TI + 1.91%	05/15/2056	126,302
				5,196,320
Electrical Components & Equipment - 0.06%
200,000	Eaton Corp.	4.80%	03/06/2036	196,300
65,000	Energizer Holdings, Inc.(h)	6.00%	09/15/2033	62,621
190,000	Molex Electronic Technologies LLC(h)	5.25%	04/30/2032	193,366
20,000	WESCO Distribution, Inc.(h)	6.38%	03/15/2033	20,535
30,000	WESCO Distribution, Inc.(h)	5.50%	04/15/2034	29,752
				502,574
Electronics - 0.07%
129,000	Amphenol Corp.	5.30%	11/15/2055	122,505
189,000	Arrow Electronics, Inc.	5.88%	04/10/2034	194,594
91,000	Flex, Ltd.	5.38%	11/13/2035	89,764
106,000	Hubbell, Inc.	4.90%	06/15/2033	105,236

Principal Amount/Description		Rate	Maturity	Value
$76,000	Jabil, Inc.	4.75%	02/01/2033	$74,219
				586,318
Engineering & Construction - 0.05%
306,000	Jacobs Solutions, Inc.	5.38%	03/03/2036	301,077
173,000	MasTec, Inc.	5.90%	06/15/2029	178,057
				479,134
Entertainment - 0.04%
90,000	Light & Wonder International, Inc.(h)	6.25%	10/01/2033	89,551
25,000	Penn Entertainment, Inc.(h)	6.75%	04/01/2031	25,146
30,000	Rivers Enterprise Borrower LLC(h)	6.25%	10/15/2030	30,392
120,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(h)	6.63%	02/01/2033	121,866
57,000	Voyager Parent LLC(h)	9.25%	07/01/2032	60,313
				327,268
Environmental Control - 0.04%
80,000	GFL Environmental Holdings US, Inc.(h)	5.50%	02/01/2034	78,347
61,000	Veralto Corp.	5.35%	09/18/2028	61,860
151,000	Veralto Corp.	4.85%	01/15/2032	150,799
88,000	Veralto Corp.	5.45%	09/18/2033	90,284
				381,290
Food - 0.04%
192,000	Mars, Inc.(h)	5.70%	05/01/2055	189,286
50,000	Performance Food Group, Inc.(h)	5.63%	03/01/2034	49,109
85,000	Post Holdings, Inc.(h)	6.38%	03/01/2033	84,388
10,000	Post Holdings, Inc.(h)	6.25%	10/15/2034	9,831
60,000	US Foods, Inc.(h)	5.75%	04/15/2033	60,114
				392,728
Gas - 0.07%
106,000	National Fuel Gas Co.	5.05%	10/15/2031	105,558
73,000	National Fuel Gas Co.	5.95%	03/15/2035	75,282
173,000	NiSource, Inc.	5.35%	04/01/2034	176,384
86,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	89,019
150,000	NiSource, Inc.	5.85%	04/01/2055	148,847
				595,090
Hand/Machine Tools - 0.01%
74,000	Kennametal, Inc.	5.80%	05/28/2036	74,801

Healthcare-Products - 0.13%
200,000	180 Medical, Inc.(h)	5.30%	10/08/2035	196,541
76,000	Augusta SpinCo Corp.	5.25%	03/23/2036	76,089
175,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	175,250
184,000	Medline Borrower LP(h)	5.25%	10/01/2029	182,969
93,000	Medline Borrower LP/Medline Co.-Issuer, Inc.(h)	5.25%	06/15/2033	92,504
182,000	Solventum Corp.	5.60%	03/23/2034	186,338
78,000	VSP Optical Group, Inc.(h)	5.40%	06/01/2033	78,234
186,000	VSP Optical Group, Inc.(h)	5.45%	12/01/2035	184,979
				1,172,904
Healthcare-Services - 0.05%
70,000	CHS/Community Health Systems, Inc.(h)	6.00%	01/15/2029	69,347
60,000	LifePoint Health, Inc.(h)	10.00%	06/01/2032	59,974
20,000	LifePoint Health, Inc.(h)	7.00%	05/01/2034	19,184
172,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	170,897
60,000	Radiology Partners, Inc.(h)	8.50%	07/15/2032	62,691

Principal Amount/Description		Rate	Maturity	Value
$25,000	Select Medical Corp.(h)	6.25%	12/01/2032	$24,302
10,000	Tenet Healthcare Corp.(h)	5.50%	11/15/2032	9,948
10,000	Tenet Healthcare Corp.(h)	6.00%	11/15/2033	10,095
				426,438
Home Furnishings - 0.01%
25,000	Whirlpool Corp.(h)	7.50%	07/01/2031	25,361
35,000	Whirlpool Corp.	6.50%	06/15/2033	30,383
				55,744
Housewares - 0.00%(c)
30,000	Newell Brands, Inc.	6.38%	05/15/2030	30,428

Insurance - 0.14%
100,000	Acrisure LLC / Acrisure Finance, Inc.(h)	6.75%	07/01/2032	89,970
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(h)	6.50%	10/01/2031	74,888
103,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	103,791
15,000	Asurion LLC/ Asurion Co.-Issuer, Inc.(h)	8.00%	12/31/2032	15,126
15,000	Asurion LLC/ Asurion Co.-Issuer, Inc.(h)	8.38%	02/01/2034	13,896
74,000	Brown & Brown, Inc.	6.25%	06/23/2055	74,697
85,000	CRC Insurance Group LLC(h)	7.13%	06/01/2031	84,779
191,000	Guardian Life Global Funding(h)	4.33%	10/06/2030	188,067
155,000	Liberty Mutual Group, Inc.(h)	5.25%	05/01/2036	153,268
91,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/2036	89,511
79,000	New York Life Insurance Co.(h)	6.75%	11/15/2039	87,771
182,000	Progressive Corp.	5.15%	03/26/2036	182,012
101,000	Travelers Cos., Inc.	4.60%	08/01/2043	90,631
				1,248,407
Internet - 0.11%
180,000	Airbnb, Inc.	5.25%	03/16/2036	179,322
178,000	Expedia Group, Inc.	3.80%	02/15/2028	175,789
55,000	Getty Images, Inc.(h)	10.50%	11/15/2030	45,903
175,000	Uber Technologies, Inc.	4.80%	09/15/2034	171,788
62,000	VeriSign, Inc.	5.10%	07/15/2031	62,199
219,000	VeriSign, Inc.	5.25%	06/01/2032	220,315
45,000	Wayfair LLC(h)	7.25%	10/31/2029	46,474
40,000	Wayfair LLC(h)	6.75%	11/15/2032	41,109
				942,899
Investment Companies - 6.97%
6,000,000	Barings Private Credit Corp.	6.15%	06/11/2030	5,862,470
10,000,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	9,926,864
4,889,000	Blue Owl Capital Corp.	3.13%	04/13/2027	4,809,917
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,990,486
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,069,023
9,434,000	Blue Owl Technology Finance Corp.	6.10%	03/15/2028	9,408,722
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,824,149
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,021,534
5,500,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	5,632,160
1,000,000	FS KKR Capital Corp.	3.25%	07/15/2027	974,197
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,348,434
650,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	663,161
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,048,801
3,100,000	PennantPark Investment Corp.	4.00%	11/01/2026	3,077,836
				61,657,754

Principal Amount/Description		Rate	Maturity	Value
Leisure Time - 0.10%
$80,000	Acushnet Co.(h)	5.63%	12/01/2033	$79,777
61,000	Carnival Corp., Ltd.(h)	5.13%	05/01/2029	60,935
60,000	Carnival Corp., Ltd.(h)	6.13%	02/15/2033	60,756
135,000	Life Time, Inc.(h)	6.00%	11/15/2031	137,162
60,000	Lindblad Expeditions LLC(h)	7.00%	09/15/2030	62,072
30,000	NCL Corp., Ltd.(h)	5.88%	01/15/2031	29,138
25,000	NCL Corp., Ltd.(h)	6.25%	09/15/2033	24,294
89,000	Royal Caribbean Cruises, Ltd.(h)	5.38%	07/15/2027	89,201
77,000	Royal Caribbean Cruises, Ltd.	5.38%	01/15/2036	76,472
15,000	Sabre Financial Borrower LLC(h)	11.13%	06/15/2029	15,844
29,000	Sabre GLBL, Inc.(h)	10.75%	11/15/2029	27,885
40,000	Sabre GLBL, Inc.(h)	10.75%	03/15/2030	38,189
175,000	Viking Cruises, Ltd.(h)	5.88%	10/15/2033	175,360
				877,085
Lodging - 0.06%
55,000	Full House Resorts, Inc.(h)	8.25%	02/15/2028	53,900
50,000	Hilton Domestic Operating Co., Inc.(h)	5.75%	09/15/2033	50,212
105,000	Las Vegas Sands Corp.	5.65%	05/18/2033	105,038
178,000	Marriott International, Inc.	4.50%	10/15/2031	175,716
172,000	Marriott International, Inc.	5.30%	05/15/2034	173,762
				558,628
Machinery-Constr&Mining - 0.06%
59,000	GE Vernova, Inc.	5.50%	02/04/2056	57,273
376,000	Vertiv Group Corp.(h)	4.13%	11/15/2028	372,521
67,000	Vertiv Holdings Co.	5.80%	03/15/2056	65,989
				495,783
Machinery-Diversified - 0.05%
95,000	CNH Industrial Capital LLC	4.38%	03/07/2031	93,004
60,000	Columbus McKinnon Corp.(h)	7.13%	02/01/2033	60,176
169,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	170,117
105,000	Xylem, Inc.	5.20%	06/01/2033	106,458
				429,755
Media - 0.11%
20,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.13%	05/01/2027	19,970
90,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	03/01/2030	85,380
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	02/01/2032	66,948
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	7.38%	02/01/2036	14,728
55,000	Directv Financing LLC(h)	8.88%	02/01/2030	56,045
9,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(h)	5.88%	08/15/2027	8,992
55,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(h)	9.25%	06/01/2032	55,923
50,000	Discovery Global Holdings, Inc.	4.05%	03/15/2029	49,533
20,000	Discovery Global Holdings, Inc.	4.28%	03/15/2032	17,959
35,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	25,684
80,000	DISH DBS Corp.(h)(m)	5.75%	12/01/2028	77,564
60,000	DISH DBS Corp.(m)	5.12%	06/01/2029	54,046
55,000	Gray Media, Inc.(h)	9.63%	07/15/2032	53,132
35,000	Gray Media, Inc.(h)	7.25%	08/15/2033	34,494
30,000	McGraw-Hill Education, Inc.(h)	7.38%	09/01/2031	30,512
45,000	Nexstar Media, Inc.(h)	6.50%	09/15/2033	45,027
15,000	Nexstar Media, Inc.(h)	7.25%	04/15/2034	14,977

Principal Amount/Description		Rate	Maturity	Value
$198,000	Space Exploration Technologies Corp.(h)	5.88%	07/15/2036	$195,492
85,000	Univision Communications, Inc.(h)	7.38%	06/30/2030	85,300
				991,706
Metal Fabricate/Hardware - 0.00%(c)
25,000	Advanced Drainage Systems, Inc.(h)	5.38%	03/01/2034	24,488

Mining - 0.03%
186,000	Glencore Funding LLC(h)	5.20%	07/01/2033	186,185
50,000	Novelis Corp.(h)	6.88%	01/30/2030	51,294
35,000	Southern Copper Corp.	5.25%	11/08/2042	33,014
				270,493
Oil & Gas - 0.11%
50,000	Caturus Energy LLC(h)	7.13%	05/15/2031	49,532
45,000	Chord Energy Corp.(h)	6.00%	10/01/2030	45,214
75,000	Chord Energy Corp.(h)	6.75%	03/15/2033	76,150
60,000	CNX Resources Corp.(h)	5.88%	03/01/2034	58,422
20,000	Crescent Energy Finance LLC(h)	7.88%	04/15/2032	20,263
89,000	Expand Energy Corp.	4.75%	02/01/2032	86,770
125,000	Gulfport Energy Operating Corp.(h)	6.75%	09/01/2029	127,645
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.(h)	7.25%	02/15/2035	49,261
60,000	Matador Resources Co.(h)	6.50%	04/15/2032	60,359
35,000	Matador Resources Co.(h)	6.00%	04/15/2034	34,143
50,000	Nabors Industries, Inc.(h)	9.13%	01/31/2030	52,282
40,000	Nabors Industries, Inc.(h)	7.63%	11/15/2032	40,952
40,000	Par Petroleum LLC(h)	7.38%	06/01/2034	40,502
15,000	PBF Holding Co. LLC / PBF Finance Corp.(h)	7.25%	06/01/2034	14,860
88,000	Permian Resources Operating LLC(h)	6.25%	02/01/2033	89,904
55,000	SM Energy Co.(h)	7.00%	08/01/2032	55,544
63,000	Viper Energy Partners LLC	4.90%	08/01/2030	62,825
				964,628
Oil & Gas Services - 0.06%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.63%	09/01/2032	122,452
152,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.	5.00%	06/15/2036	148,729
35,000	Kodiak Gas Services LLC(h)	6.50%	10/01/2033	35,498
35,000	Kodiak Gas Services LLC(h)	6.75%	10/01/2035	35,927
110,000	WBI Operating LLC(h)	6.50%	10/15/2033	110,748
120,000	Weatherford International, Ltd.(h)	6.75%	10/15/2033	122,502
				575,856
Packaging & Containers - 0.02%
130,000	Clydesdale Acquisition Holdings, Inc.(h)	6.75%	04/15/2032	126,275
52,000	Sonoco Products Co.	4.60%	09/01/2029	51,699
				177,974
Pharmaceuticals - 0.15%
184,000	AbbVie, Inc.	4.70%	05/14/2045	165,023
173,000	Cardinal Health, Inc.	4.60%	03/15/2043	151,394
27,000	Cardinal Health, Inc.	4.50%	11/15/2044	22,951
89,000	CVS Health Corp.(b)	5Y US TI + 2.52%	12/10/2054	92,761
190,000	Eli Lilly & Co.	5.60%	05/20/2056	190,965
220,000	Merck & Co., Inc.	5.70%	09/15/2055	221,517
243,000	Takeda US Financing, Inc.	5.90%	07/07/2055	245,515

Principal Amount/Description		Rate	Maturity	Value
$184,000	Teva Pharmaceutical Finance Co. LLC	6.15%	02/01/2036	$194,194
71,000	Zoetis, Inc.	4.70%	02/01/2043	63,538
				1,347,858
Pipelines - 0.54%
65,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.75%	07/01/2034	64,226
60,000	Buckeye Partners LP(h)	6.88%	07/01/2029	61,285
109,000	Cheniere Energy Partners LP(h)	6.05%	11/30/2056	110,180
175,000	Cheniere Energy, Inc.	4.63%	10/15/2028	174,614
176,000	Cheniere Energy, Inc.	5.65%	04/15/2034	180,689
16,000	Cheniere Energy, Inc.(h)	6.00%	07/30/2056	16,005
105,000	Colonial Enterprises, Inc.(h)	5.63%	11/15/2035	105,139
198,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	189,617
1,000,000	Energy Transfer LP	3.90%	07/15/2026	999,807
180,000	Energy Transfer LP(b)	5Y US TI + 5.31%	Perpetual Maturity	185,819
174,000	Enterprise Products Operating LLC	5.55%	02/16/2055	168,691
115,000	Harvest Midstream I LP(h)	7.50%	05/15/2032	119,177
30,000	Harvest Midstream I LP(h)	6.75%	05/15/2034	30,442
83,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	92,871
1,000,000	MPLX LP	5.40%	09/15/2035	997,718
94,000	MPLX LP	5.30%	04/01/2036	92,708
202,000	NGPL PipeCo LLC(h)	3.25%	07/15/2031	186,023
78,000	NGPL PipeCo LLC(h)	5.60%	08/15/2036	77,599
102,000	ONEOK, Inc.	5.70%	11/01/2054	94,776
80,000	Rio Grande LNG LLC(h)	5.25%	06/30/2031	80,007
32,000	Rio Grande LNG LLC(h)	6.15%	06/30/2041	32,024
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(h)	7.38%	02/15/2029	61,760
35,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(h)	6.75%	03/15/2034	35,415
60,000	Venture Global LNG, Inc.(h)	8.38%	06/01/2031	62,478
25,000	Venture Global LNG, Inc.(h)	9.88%	02/01/2032	26,699
20,000	Venture Global LNG, Inc.(h)	6.38%	12/15/2034	19,667
15,000	Venture Global LNG, Inc.(h)	6.63%	06/15/2036	14,794
30,000	Venture Global Plaquemines LNG LLC(h)	6.13%	12/15/2030	30,709
20,000	Venture Global Plaquemines LNG LLC(h)	7.50%	05/01/2033	21,959
94,000	Western Midstream Operating LP	5.50%	12/15/2035	93,048
156,000	Western Midstream Operating LP	5.70%	07/01/2036	156,340
180,000	Williams Cos., Inc.	5.95%	03/15/2056	178,394
				4,760,680
Real Estate - 0.01%
55,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(h)	7.00%	04/15/2030	55,624
50,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(h)	5.25%	04/15/2030	48,287
25,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(h)	9.75%	04/15/2030	26,978
				130,889
REITS - 0.23%
86,000	American Tower Corp.	5.55%	07/15/2033	88,263
63,000	American Tower Corp.	3.70%	10/15/2049	46,100
200,000	Crown Castle, Inc.	5.10%	05/01/2033	198,415

Principal Amount/Description		Rate	Maturity	Value
$99,000	CTR Partnership LP / CareTrust Capital Corp.(h)	3.88%	06/30/2028	$96,534
91,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	89,971
241,000	Essential Properties LP	5.40%	12/01/2035	238,684
88,000	Essential Properties LP	5.38%	07/15/2036	86,863
173,000	Extra Space Storage LP	5.40%	02/01/2034	174,908
219,000	First Industrial LP	5.25%	01/15/2031	220,494
97,000	Omega Healthcare Investors, Inc.	3.38%	02/01/2031	90,088
104,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	92,542
100,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(h)	7.00%	02/01/2030	102,449
133,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	137,420
100,000	RHP Hotel Properties LP / RHP Finance Corp.(h)	6.50%	06/15/2033	102,663
35,000	RHP Hotel Properties LP / RHP Finance Corp.(h)	5.75%	03/15/2034	34,696
102,000	Sabra Health Care LP	3.20%	12/01/2031	92,524
105,000	Starwood Property Trust, Inc.(h)	5.25%	10/15/2028	104,582
35,000	Store Capital LLC	4.95%	02/11/2031	34,566
				2,031,762
Retail - 0.11%
40,000	Academy, Ltd.(h)	5.88%	05/15/2031	40,026
166,000	AutoZone, Inc.	5.13%	06/15/2030	168,212
35,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(h)	6.75%	01/15/2030	34,349
103,000	Lowe's Cos., Inc.	5.63%	04/15/2053	99,271
197,000	McDonald's Corp.	4.45%	03/01/2047	166,461
75,000	Michaels Cos., Inc.(h)	8.50%	03/15/2033	74,332
90,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	89,119
35,000	QXO Building Products, Inc.(h)	6.50%	07/15/2031	35,691
45,000	QXO Building Products, Inc.(h)	6.75%	04/30/2032	46,493
35,000	QXO Building Products, Inc.(h)	6.88%	07/15/2034	35,951
65,000	Staples, Inc.(h)	10.75%	09/01/2029	62,059
165,000	Victra Holdings LLC / Victra Finance Corp.(h)	8.75%	09/15/2029	170,305
				1,022,269
Semiconductors - 0.04%
94,000	Intel Corp.	5.30%	05/15/2036	93,573
151,000	Marvell Technology, Inc.	5.30%	04/15/2036	150,305
103,000	Qorvo, Inc.(h)	3.38%	04/01/2031	94,325
				338,203
Software - 0.06%
85,000	AthenaHealth Group, Inc.(h)	6.50%	02/15/2030	81,553
35,000	Cloud Software Group, Inc.(h)	9.00%	09/30/2029	33,999
40,000	Cloud Software Group, Inc.(h)	6.63%	08/15/2033	34,712
40,000	CoreWeave, Inc.(h)	9.25%	06/01/2030	40,289
30,000	Ellucian Holdings, Inc.(h)	6.50%	12/01/2029	29,075
35,000	OAK-Eagle Acquireco, Inc.(h)	7.25%	07/01/2033	36,633
20,000	OAK-Eagle Acquireco, Inc.(h)	8.75%	07/01/2034	21,238
57,000	Roper Technologies, Inc.	4.25%	09/15/2028	56,584
95,000	UKG, Inc.(h)	6.88%	02/01/2031	92,352
96,000	Workday, Inc.	3.80%	04/01/2032	89,425
				515,860
Telecommunications - 0.29%
500,000	AT&T, Inc.	4.30%	02/15/2030	493,525

Principal Amount/Description		Rate	Maturity	Value
$501,000	AT&T, Inc.	3.50%	09/15/2053	$325,479
196,000	Beacon Point DC LLC(h)	6.13%	11/30/2042	197,762
50,000	Cipher Compute LLC(h)	7.13%	11/15/2030	52,039
115,000	Level 3 Financing, Inc.(h)	6.88%	06/30/2033	118,226
40,000	Meridian Arc Holdco LLC(h)	6.25%	04/30/2031	40,116
143,000	Motorola Solutions, Inc.	5.20%	08/15/2032	144,348
35,000	PR RNO Property Owner 1 LLC(h)	6.50%	05/01/2031	34,974
232,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC(h)	5.70%	04/15/2036	220,668
40,000	SE Cosmos LLC(h)	8.88%	05/01/2031	41,156
23,000	Stingray Compute LLC(h)	6.00%	06/15/2031	23,074
50,000	SV RNO Property Owner 1 LLC(h)	5.88%	03/01/2031	49,311
195,000	T-Mobile USA, Inc.	3.40%	10/15/2052	127,928
124,000	T-Mobile USA, Inc.	5.25%	06/15/2055	109,985
109,000	T-Mobile USA, Inc.	5.88%	11/15/2055	106,217
45,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	8.63%	06/15/2032	46,983
40,000	Uniti Services LLC(h)	7.50%	10/15/2033	42,122
221,000	Verizon Communications, Inc.	5.75%	11/30/2045	214,940
154,000	Verizon Communications, Inc.(b)	5Y US TI + 2.04%	05/14/2056	155,748
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(h)	8.25%	10/01/2031	36,928
				2,581,529
Transportation - 0.24%
1,203,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,120,590
232,000	CSX Corp.	3.80%	11/01/2046	181,122
105,000	Genesee & Wyoming, Inc.(h)	6.25%	04/15/2032	106,636
20,000	PODS LLC(h)	8.75%	05/15/2031	19,591
500,000	Union Pacific Corp.	3.70%	03/01/2029	490,991
60,000	Watco Cos. LLC / Watco Finance Corp.(h)	7.13%	08/01/2032	61,648
135,000	XPO, Inc.(h)	7.13%	06/01/2031	139,704
				2,120,282
Trucking & Leasing - 0.03%
76,000	GATX Corp.	5.20%	03/15/2044	70,960
177,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(h)	5.25%	02/01/2030	179,192
				250,152
Water - 0.01%
76,000	Essential Utilities, Inc.	5.13%	03/15/2036	74,949

TOTAL U.S. CORPORATE BONDS
(Cost $107,449,106)				107,334,761

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.19%
Brazil - 0.02%
200,000	Brazilian Government International Bond	4.75%	01/14/2050	148,400
Colombia - 0.01%
200,000	Colombia Government International Bond	4.13%	05/15/2051	137,250
Dominican Republic - 0.02%
150,000	Dominican Republic International Bond(j)	5.75%	03/17/2034	148,170

Principal Amount/Description		Rate	Maturity	Value
Guatemala - 0.02%
$200,000	Guatemala Government Bond(j)	4.65%	10/07/2041	$175,221
Indonesia - 0.02%
200,000	Pertamina Persero PT(j)	5.63%	05/20/2043	187,288
Morocco - 0.02%
200,000	Morocco Government International Bond(j)	3.00%	12/15/2032	175,813
Peru - 0.03%
150,000	Fondo MIVIVIENDA SA(h)	5.40%	03/31/2031	151,313
75,000	Peruvian Government International Bond	5.50%	03/30/2036	75,836
Poland - 0.01%
85,000	Republic of Poland Government International Bond	5.38%	04/14/2036	85,806
Saudi Arabia - 0.02%
200,000	Saudi Government International Bond(j)	4.63%	10/04/2047	168,970
South Africa - 0.02%
200,000	Republic of South Africa Government International Bond(j)	6.13%	12/11/2037	196,872

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,697,141)				1,650,939

BANK LOANS - 0.00%(b)
United States - 0.00%(c)
30,000	APLD ComputeCo LLC(h)	9.25%	12/15/2030	32,381

TOTAL BANK LOANS
(Cost $32,180)				32,381

BUSINESS DEVELOPMENT COMPANIES - 1.00%
United States - 1.00%
8,900,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	8,846,226

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $8,746,769)				8,846,226

COLLATERALIZED LOAN OBLIGATIONS - 4.20%
Cayman Islands - 3.59%
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.85%	10/24/2038	$495,426
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(h)	3M CME TERM SOFR + 3.10%	10/20/2037	1,008,921
	Benefit Street Partners CLO XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(h)	3M CME TERM SOFR + 2.85%	01/25/2038	1,006,068
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(b)(h)	3M CME TERM SOFR + 3.26%	10/20/2030	1,002,833

Principal Amount/Description		Rate	Maturity	Value
	Canyon Capital CLO, Ltd.
$1,500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 5.76%	01/30/2031	$1,105,150
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.01%	07/15/2031	905,512
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.10%	07/15/2034	486,578
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.85%	07/15/2034	966,613
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2025-4A(b)(h)	3M CME TERM SOFR + 6.00%	10/15/2034	919,813
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(b)(h)	3M CME TERM SOFR + 5.61%	05/15/2031	999,921
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(h)	3M CME TERM SOFR + 3.15%	10/15/2037	501,797
	Carlyle US CLO 2025-5, Ltd.
500,000	Series 2025-5A(b)(h)	3M CME TERM SOFR + 2.60%	01/15/2039	503,301
	Carlyle US CLO 2026-1, Ltd.
500,000	Series 2026-1A(b)(h)	3M CME TERM SOFR + 2.60%	04/25/2039	502,736
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 2.16%	04/20/2031	501,705
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	501,479
	Kennedy Lewis CLO 12, Ltd.
500,000	Series 2025-12A(b)(h)	3M CME TERM SOFR + 1.33%	07/20/2038	501,175
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 4.60%	04/15/2038	984,908
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 2.95%	10/21/2037	499,976
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(h)	3M CME TERM SOFR + 2.65%	10/16/2035	496,112
1,000,000	Series 2025-44A(b)(h)	3M CME TERM SOFR + 5.15%	10/16/2035	978,189
	Neuberger Berman Loan Advisers CLO 46, Ltd.
500,000	Series 2025-46A(b)(h)	3M CME TERM SOFR + 2.65%	01/20/2037	496,011
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 2.76%	01/21/2031	1,996,937
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 3.56%	07/15/2034	482,663
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 6.98%	10/25/2034	643,568

Principal Amount/Description		Rate	Maturity	Value
$500,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 3.76%	10/25/2034	$479,471
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 3.61%	07/20/2034	483,160
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(h)	3M CME TERM SOFR + 7.16%	01/25/2032	829,150
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(b)(h)	3M CME TERM SOFR + 3.66%	10/25/2034	480,221
500,000	Series 2021-4A(b)(h)	3M CME TERM SOFR + 6.96%	10/25/2034	330,352
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(b)(h)	3M CME TERM SOFR + 7.31%	04/15/2035	480,311
	THL Credit Wind River CLO, Ltd.
1,000,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 3.66%	10/22/2031	1,002,812
1,000,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 6.48%	10/22/2031	876,363
	Trestles CLO VI, Ltd.
500,000	Series 2025-6A(b)(h)	3M CME TERM SOFR + 1.18%	04/25/2038	501,146
	Upland CLO, Ltd.
500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 3.16%	04/20/2031	502,360
	Vibrant CLO III, Ltd.
1,050,000	Series 2018-3A(b)(h)	3M CME TERM SOFR + 3.76%	10/20/2031	1,050,914
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(h)	3M CME TERM SOFR + 3.75%	10/20/2037	1,004,559
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 2.80%	07/15/2034	498,424
	Voya CLO 2023-1, Ltd.
1,000,000	Series 2025-1A(b)(h)	3M CME TERM SOFR + 1.21%	01/20/2039	1,001,500
	Voya CLO, Ltd.
1,000,000	Series 2018-2A(b)(h)	3M CME TERM SOFR + 5.51%	07/15/2031	895,970
500,000	Series 2018-4A(b)(h)	3M CME TERM SOFR + 6.21%	07/14/2031	495,448
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 6.87%	04/20/2034	890,284
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 3.95%	07/20/2037	1,000,473
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 6.69%	07/20/2034	443,384
				31,733,694
Jersey - 0.61%
	Apidos CLO XXXIX, Ltd.
500,000	Series 2025-39A(b)(h)	3M CME TERM SOFR + 1.23%	10/21/2038	500,726

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit Clo 2019-4, Ltd.
$500,000	Series 2025-4A(b)(h)	3M CME TERM SOFR + 0.99%	04/23/2035	$500,106
	Bain Capital Credit CLO 2019-4, Ltd.
500,000	Series 2025-4A(b)(h)	3M CME TERM SOFR + 2.90%	04/23/2035	494,100
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(h)	3M CME TERM SOFR + 7.35%	07/17/2035	872,783
	Captree Park CLO, Ltd.
1,000,000	Series 2026-1A(b)(h)	3M CME TERM SOFR + 1.20%	07/20/2037	1,000,000
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(h)	3M CME TERM SOFR + 1.36%	10/15/2037	1,002,195
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2025-3A(b)(h)	3M CME TERM SOFR + 2.60%	10/20/2036	1,008,236
				5,378,146

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $39,164,141)				37,111,840

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.83%
Bermuda - 0.02%
	Textainer Marine Containers VII, Ltd.
209,958	Series 2024-1A(h)	5.25%	01/20/2036	210,020

Cayman Islands - 2.89%
	AASET 2025-1
673,548	Series 2025-1A(h)	6.58%	02/16/2032	674,647
	ACREC LLC
990,000	Series 2026-FL4(b)(h)	1M CME TERM SOFR + 2.40%	08/18/2030	988,876
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(h)	30D US SOFR + 2.30%	01/15/2027	1,102,743
	AREIT
1,150,000	Series 2022-CRE6(b)(h)	30D US SOFR + 3.40%	01/20/2037	1,150,378
	AREIT, Ltd.
910,000	Series 2025-CRE10(b)(h)	1M CME TERM SOFR + 2.79%	01/17/2030	905,899
	Balboa Bay Loan Funding 2025-2, Ltd.
1,000,000	Series 2025-2A(b)(h)	3M CME TERM SOFR + 1.25%	01/20/2039	1,001,494
	Blackbird Capital II Aircraft Lease, Ltd.
905,421	Series 2021-1A(h)	3.45%	07/15/2028	870,886
	BXMT, Ltd.
350,000	Series 2026-FL6(b)(h)	1M CME TERM SOFR + 1.45%	11/19/2030	350,533

Principal Amount/Description		Rate	Maturity	Value
	Cathedral Lake VIII, Ltd.
$1,000,000	Series 2021-8A(b)(h)	3M CME TERM SOFR + 3.68%	01/20/2035	$990,290
	CIFC Funding 2025-VII, Ltd.
500,000	Series 2025-7A(b)(h)	3M CME TERM SOFR + 2.60%	01/22/2039	499,978
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(h)	3M CME TERM SOFR + 6.01%	08/15/2031	843,652
	FS Rialto Issuer LLC
1,230,000	Series 2026-FL11(b)(h)	1M CME TERM SOFR + 2.65%	01/19/2044	1,233,795
	LCM 28, Ltd.
1,000,000	Series 2018-28A(b)(h)	3M CME TERM SOFR + 6.01%	10/20/2030	420,052
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(h)	3M CME TERM SOFR + 5.86%	07/16/2031	280,967
	LCM XIV LP
750,000	Series 2018-14A(b)(h)	3M CME TERM SOFR + 5.76%	07/20/2031	514,646
	LCM XVII LP
1,000,000	Series 2018-17A(b)(h)	3M CME TERM SOFR + 6.26%	10/15/2031	512,609
	LoanCore Issuer, Ltd.
1,000,000	Series 2021-CRE6(b)(h)	1M CME TERM SOFR + 2.96%	11/15/2038	995,348
	MACH 1 Cayman, Ltd.
166,715	Series 2019-1(h)	3.47%	08/15/2026	164,932
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(h)	3M CME TERM SOFR + 6.00%	07/15/2037	501,315
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	501,458
1,000,000	Series 2024-33A(b)(h)	3M CME TERM SOFR + 5.55%	10/20/2037	1,005,558
	MF1, Ltd.
500,000	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 1.86%	10/16/2036	500,739
937,050	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 2.16%	10/16/2036	937,870
1,090,000	Series 2021-FL7(b)(h)	1M CME TERM SOFR + 2.66%	10/16/2036	1,091,933
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(h)	3M CME TERM SOFR + 7.60%	05/15/2035	428,544
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 8.35%	07/15/2030	27,037
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(b)(h)	3M CME TERM SOFR + 7.26%	01/20/2035	416,335
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(h)	3M CME TERM SOFR + 7.53%	07/15/2037	993,666

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI, Ltd.
$500,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 3.26%	07/17/2030	$500,980
1,000,000	Series 2018-1A(b)(h)	3M CME TERM SOFR + 6.01%	07/17/2030	860,925
	PFP, Ltd.
298,659	Series 2024-11(b)(h)	1M CME TERM SOFR + 2.49%	08/17/2029	299,406
585,375	Series 2024-11(b)(h)	1M CME TERM SOFR + 2.99%	08/17/2029	586,662
1,240,000	Series 2026-13(b)(h)	1M CME TERM SOFR + 2.40%	08/18/2043	1,243,093
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(h)	3M CME TERM SOFR + 6.06%	04/15/2036	935,531
	STWD, Ltd.
1,080,000	Series 2021-FL2(b)(h)	1M CME TERM SOFR + 2.21%	04/18/2038	1,081,073
	Thunderbolt II Aircraft Lease, Ltd.
107,314	Series 2018-A(h)(i)	7.68%	09/15/2038	108,398
				25,522,248
United States - 17.92%
	1345T
420,000	Series 2025-AOA(b)(h)	1M CME TERM SOFR + 3.00%	06/15/2027	421,313
	Aaset 2021-2 Trust
101,586	Series 2021-2A(h)	3.54%	12/15/2028	96,915
	AASET 2024-1
856,632	Series 2024-1A(h)	6.90%	05/16/2031	864,345
	AASET 2024-2, Ltd.
525,939	Series 2024-2A(h)	6.61%	09/16/2031	526,244
	Affirm Asset Securitization Trust
900,000	Series 2025-X2(h)	5.23%	10/15/2030	899,948
	Affirm Master Trust
300,000	Series 2025-1A(h)	5.62%	02/15/2033	300,700
	AMSR
5,000,000	Series 2021-SFR1(h)	4.61%	06/17/2028	4,847,230
	ARDN Mortgage Trust
500,000	Series 2025-ARCP(b)(h)	1M CME TERM SOFR + 4.50%	06/15/2027	502,100
	Avant Credit Card Master Trust 2025-1
750,000	Series 2025-1A(h)	5.72%	10/15/2028	739,683
	BANK
10,291,000	Series 2018-BN12(b)(h)(n)	1.50%	05/15/2061	225,723
270,000	Series 2022-BNK39	3.18%	01/15/2032	243,691
165,000	Series 2022-BNK39(h)	2.50%	01/15/2032	111,493
7,960,015	Series 2025-BNK50(b)(n)	0.54%	05/15/2068	212,461
1,201,000	Series 2025-BNK51(h)	4.00%	01/15/2036	883,171
7,320,000	Series 2025-BNK51(b)(h)(n)	2.34%	12/25/2067	1,145,609
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(h)(n)	0.83%	04/15/2030	401,507
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(b)	4.93%	07/15/2049	1,058,175
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	315,196
306,000	Series 2024-5YR9	5.61%	08/15/2029	312,465
160,000	Series 2025-5YR15(b)	5.76%	06/15/2030	163,391

Principal Amount/Description		Rate	Maturity	Value
$244,000	Series 2025-5YR19(b)	5.61%	12/15/2030	$248,242
14,545,000	Series 2025-5YR19(b)(h)(n)	2.01%	12/15/2058	1,068,752
745,000	Series 2026-5YR20(h)	4.50%	02/15/2031	630,475
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	5.13%	12/15/2028	454,803
211,000	Series 2024-5C27(b)	6.41%	06/15/2029	217,834
5,542,000	Series 2024-5C27(b)(h)(n)	2.97%	06/15/2029	400,214
310,000	Series 2024-5C29	5.21%	09/15/2029	312,268
233,000	Series 2024-5C29	5.51%	09/15/2029	227,554
450,000	Series 2024-5C29(h)	4.00%	09/15/2029	392,636
235,000	Series 2025-5C34	5.66%	04/15/2030	240,973
239,000	Series 2025-5C36	5.52%	07/15/2030	244,594
155,000	Series 2025-5C37(b)	5.38%	09/15/2030	156,302
117,000	Series 2026-5C40(b)	5.81%	01/15/2031	117,091
7,542,000	Series 2026-5C40(b)(h)(n)	2.34%	02/15/2059	667,689
	BDS LLC
1,010,000	Series 2025-FL15(b)(h)	1M CME TERM SOFR + 2.40%	09/19/2030	1,011,670
1,210,000	Series 2025-FL16(b)(h)	1M CME TERM SOFR + 2.50%	11/19/2030	1,210,727
	Benchmark Mortgage Trust
8,165,864	Series 2018-B2(b)(n)	0.57%	01/15/2028	39,515
18,771,470	Series 2018-B4(b)(n)	0.61%	06/15/2028	162,966
1,500,000	Series 2018-B4(b)(h)	2.91%	07/15/2028	1,095,966
117,000	Series 2019-B13(b)	3.84%	10/15/2029	99,005
1,130,000	Series 2019-B9(b)	4.97%	01/15/2029	988,406
1,510,000	Series 2021-B31(h)	2.25%	11/15/2031	875,030
280,000	Series 2022-B32(b)	3.53%	01/15/2032	245,009
320,000	Series 2024-V10	5.28%	09/15/2029	323,418
1,200,000	Series 2024-V10(h)	4.50%	09/15/2029	1,084,391
235,000	Series 2024-V11(b)	5.91%	10/15/2029	242,187
300,000	Series 2024-V8	5.71%	05/15/2029	306,098
380,000	Series 2024-V8(h)	4.00%	07/15/2029	338,160
351,000	Series 2024-V9	4.50%	08/15/2029	316,272
305,000	Series 2024-V9	5.60%	08/15/2029	310,681
157,000	Series 2025-V15	6.18%	05/15/2030	161,616
20,118,795	Series 2025-V15(b)(n)	1.35%	05/25/2030	776,175
160,000	Series 2025-V16(b)	5.44%	07/15/2030	163,271
500,000	Series 2025-V16(h)	4.50%	08/15/2058	438,941
120,000	Series 2025-V18	5.59%	10/15/2030	121,532
244,000	Series 2025-V19(b)	5.90%	12/15/2030	249,113
350,000	Series 2026-B42	4.94%	09/15/2035	349,762
35,000	Series 2026-V20	5.44%	01/15/2031	34,590
222,000	Series 2026-V21	5.13%	03/15/2031	223,871
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(h)(n)	1.88%	02/15/2032	695,935
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	208,575
6,394,000	Series 2024-C9(b)(h)(n)	2.10%	07/15/2034	771,677
236,000	Series 2025-5C11	5.94%	06/15/2030	241,302
3,440,000	Series 2025-C11(b)(h)(n)	2.43%	02/15/2035	515,711
223,000	Series 2026-C14(b)	5.83%	02/15/2036	228,152
	BMO MORTGAGE TRUST
160,000	Series 2023-C6	6.21%	01/15/2033	167,915
	BRSP 2026-Fl3, Ltd.
1,220,000	Series 2026-FL3(b)(h)	1M SOFR + 2.85%	08/19/2043	1,214,293
	BSPRT Issuer LLC
1,000,000	Series 2025-FL12(b)(h)	1M CME TERM SOFR + 2.70%	05/17/2030	1,003,531
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(h)	1M CME TERM SOFR + 3.27%	08/15/2028	300,033

Principal Amount/Description		Rate	Maturity	Value
	BSTN Commercial Mortgage Trust
$180,000	Series 2025-HUB(b)(h)	6.37%	04/13/2031	$178,147
	Business Jet Securities 2024-2 LLC
755,278	Series 2024-2A(h)	7.97%	09/15/2030	756,220
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(h)	1M CME TERM SOFR + 1.95%	04/15/2034	995,770
629,558	Series 2024-MF(b)(h)	1M CME TERM SOFR + 2.69%	02/15/2039	632,619
350,000	Series 2025-BCAT(b)(h)	1M CME TERM SOFR + 2.65%	08/15/2027	352,210
150,000	Series 2026-ALOHA(b)(h)	1M CME TERM SOFR + 2.15%	04/15/2028	150,515
180,000	Series 2026-CSMO(b)(h)	1M CME TERM SOFR + 2.00%	02/15/2028	181,901
560,000	Series 2026-CSMO(b)(h)	1M CME TERM SOFR + 2.45%	02/15/2028	567,174
497,305	Series 2026-XL6(b)(h)	1M CME TERM SOFR + 3.00%	03/15/2028	502,730
	BX Trust
940,000	Series 2019-OC11(b)(h)	4.08%	12/09/2029	862,165
510,000	Series 2022-LBA6(b)(h)	1M CME TERM SOFR + 2.70%	01/15/2027	510,625
280,000	Series 2024-CNYN(b)(h)	1M CME TERM SOFR + 2.69%	04/15/2041	280,956
107,482	Series 2025-ARIA(b)(h)	5.70%	12/13/2030	107,334
992,873	Series 2025-ROIC(b)(h)	1M CME TERM SOFR + 2.94%	03/15/2027	995,390
100,000	Series 2026-CIP(b)(h)	1M CME TERM SOFR + 2.10%	05/15/2028	100,941
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(h)	4.12%	05/15/2052	119,594
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(b)(h)	5.99%	11/25/2044	4,432,918
	Castlelake Aircraft Securitization Trust
2,680,206	Series 2018-1(h)	6.63%	06/15/2043	2,170,766
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(h)	0.00%	04/15/2039	316,250
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	198,889
	Citigroup Mortgage Loan Trust
530,199	Series 2006-WF1(i)	6.58%	03/25/2036	237,431
	COMM Mortgage Trust
117,000	Series 2024-277P(b)(h)	7.23%	08/10/2029	122,673
	Commercial Mortgage Pass-Through Certificates
11,000	Series 2014-UBS4(b)(e)(h)	0.00%	08/10/2047	0
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(h)	6.00%	08/27/2029	503,339
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(i)	6.20%	09/25/2036	489,148
111,506	Series 2007-1(b)	5.90%	05/25/2037	23,366
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	941,359
	CSMC
350,000	Series 2021-B33(b)(h)	3.77%	10/10/2031	309,580

Principal Amount/Description		Rate	Maturity	Value
	CSTL Commercial Mortgage Trust
$180,000	Series 2026-GATE3(b)(h)	5.10%	02/10/2031	$177,911
	DataBank Issuer II LLC
400,000	Series 2025-1A(h)	5.18%	09/25/2030	392,672
300,000	Series 2025-1A(h)	5.67%	09/25/2030	288,626
	DBC Mortgage Trust
700,000	Series 2025-DBC(b)(h)	1M CME TERM SOFR + 2.60%	11/15/2027	703,621
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(b)(h)	3.76%	06/05/2027	146,422
	Diamond Infrastructure Funding LLC
500,000	Series 2021-1A(h)	3.48%	12/20/2026	494,567
	DOLP Trust
220,000	Series 2021-NYC(b)(h)	3.70%	05/10/2031	192,184
	Domino's Pizza Master Issuer LLC
200,000	Series 2025-1A(h)	5.22%	07/25/2032	200,497
	ELP Commercial Mortgage Trust
760,000	Series 2025-ELP(b)(h)	6.67%	11/13/2030	767,443
	Extended Stay America Trust
168,646	Series 2026-ESH2(b)(h)	1M CME TERM SOFR + 2.25%	02/15/2028	169,617
534,045	Series 2026-ESH2(b)(h)	1M CME TERM SOFR + 2.90%	02/15/2028	537,526
	Fannie Mae-Aces
21,446,522	Series 2019-M12(b)(n)	0.68%	06/25/2029	295,610
12,438,901	Series 2019-M24(b)(n)	1.15%	03/25/2031	531,726
34,239,721	Series 2019-M7(b)(n)	0.33%	04/25/2029	274,058
22,944,519	Series 2020-M10(b)(n)	0.76%	12/25/2027	115,234
44,763,020	Series 2020-M10(b)(n)	0.89%	07/25/2032	1,664,598
12,193,011	Series 2020-M13(b)(n)	1.23%	09/25/2030	315,357
326,371,813	Series 2021-M17(b)(n)	0.11%	07/25/2031	923,273
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(h)	4.36%	07/25/2026	5,820,874
5,000,000	Series 2021-GT2(b)(h)	4.44%	10/25/2026	4,845,105
40,276,306	FNA 2021-M23 X1	0.57%	11/01/2031	610,359
	FREMF Mortgage Trust
709,905	Series 2018-KF56(b)(h)	30D US SOFR + 5.91%	11/25/2028	664,322
1,056,200	Series 2019-KF71(b)(h)	30D US SOFR + 6.11%	10/25/2029	1,025,142
	FRTKL
4,050,000	Series 2021-SFR1(h)	4.11%	09/17/2026	4,014,792
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(h)	1M CME TERM SOFR + 3.94%	04/19/2030	1,197,598
1,110,000	Series 2025-FL10(b)(h)	1M CME TERM SOFR + 2.70%	08/19/2042	1,113,343
	GGP
180,000	Series 2026-TY(b)(h)	4.83%	03/05/2031	177,009
	GGP Commercial Mortgage Trust
100,000	Series 2026-SSP(b)(h)	5.12%	07/05/2031	100,607
	Ginnie Mae Strip
6,601,955	Series 2020-3(n)	1.40%	09/16/2045	514,589
	Government National Mortgage Association
8,920,228	Series 2024-170(b)(n)	0.76%	10/16/2065	529,622
7,596,970	Series 2024-170(b)(n)	0.89%	03/16/2066	538,442
	GreenSky Home Improvement Issuer Trust
186,954	Series 2024-2(h)	5.55%	10/27/2059	187,218

Principal Amount/Description		Rate	Maturity	Value
	GreenSky Home Improvement Issuer Trust 2025-3
$800,000	Series 2025-3A(h)	7.83%	12/27/2060	$793,201
	GS Mortgage Securities Corp. Trust
180,000	Series 2017-375H(b)(h)	3.59%	09/10/2027	175,146
1,000,000	Series 2018-RIVR(b)(h)	1M CME TERM SOFR + 1.85%	07/15/2035	3,215
	GS Mortgage Securities Trust
467,627	Series 2015-GC28(b)(h)	4.57%	02/10/2048	449,396
828,000	Series 2018-GS10(b)	4.54%	07/10/2028	796,566
1,954,000	Series 2018-TWR(b)(h)	1M CME TERM SOFR + 4.22%	07/15/2031	19,501
1,767,000	Series 2019-GC38(h)	3.00%	02/10/2029	1,522,568
330,000	Series 2020-GC45(b)	3.41%	12/13/2029	295,752
	GSAA Home Equity Trust
1,693,300	Series 2006-13(b)	6.04%	07/25/2036	454,913
422,720	Series 2006-18(i)	6.18%	11/25/2036	96,438
126,011	Series 2006-6(b)	5.69%	03/25/2036	33,220
767,342	Series 2007-2(i)	6.60%	03/25/2037	164,068
	Hardee's Funding LLC
922,500	Series 2018-1A(h)	5.71%	06/20/2028	913,794
	Hilton USA Trust
900,000	Series 2016-SFP(h)	2.83%	11/05/2035	750,358
	HSI Asset Securitization Corp. Trust
5,111,548	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,341,398
1,027,809	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	663,297
	INCREF LLC
180,000	Series 2025-FL1(b)(h)	1M CME TERM SOFR + 4.19%	10/19/2042	180,604
860,000	Series 2026-FL2(b)(h)	1M CME TERM SOFR + 2.60%	12/19/2043	863,003
180,000	Series 2026-FL2(b)(h)	1M CME TERM SOFR + 1.95%	12/19/2043	180,269
	JP Morgan BB Commercial Mortgage Securities Trust
786,219	Series 2015-C30(b)(n)	0.02%	07/15/2048	8
78,523	Series 2015-C31(b)(n)	0.58%	08/15/2048	97
	JP Morgan Mortgage Acquisition Corp.
148,766	Series 2006-CH2(i)	5.96%	09/25/2029	86,840
	JP Morgan Mortgage Acquisition Trust
3,167,002	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	1,387,652
	JPMBB Commercial Mortgage Securities Trust
2,315,054	Series 2014-C24(b)(n)	0.85%	11/15/2047	54
	JPMCC Commercial Mortgage Securities Trust
330,000	Series 2017-JP7(b)	3.81%	07/15/2027	293,893
781,000	Series 2019-COR5	3.87%	05/13/2029	700,098
	Laurel Road Prime Student Loan Trust
7,769,535	Series 2020-A(h)	0.00%	11/25/2050	886,092
	LBTY Commercial Mortgage Trust
180,000	Series 2026-225L(b)(h)	5.05%	02/10/2031	177,876

Principal Amount/Description		Rate	Maturity	Value
	LMNT CRE LLC
$1,120,000	Series 2025-FL3(b)(h)	1M CME TERM SOFR + 3.60%	05/21/2031	$1,132,883
	Lmrk Issuer Co. 2 LLC
950,000	Series 2025-1A(h)	8.12%	09/15/2030	963,342
	LoanCore 2025 Issuer LLC
640,000	Series 2025-CRE8(b)(h)	1M CME TERM SOFR + 2.74%	02/01/2030	636,946
	MAD Commercial Mortgage Trust
180,000	Series 2025-11MD(b)(h)	6.57%	10/15/2030	181,576
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(h)	4.91%	10/20/2030	850,354
	Master Asset Backed Securities Trust
3,496,695	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,640,754
	Merrill Lynch Mortgage Investors Trust
9,424,047	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	1,967,563
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2025-2A(h)	7.83%	08/20/2030	1,022,596
	MF1
1,000,000	Series 2024-FL15(b)(h)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,261
	MF1 LLC
780,000	Series 2025-FL17(b)(h)	1M CME TERM SOFR + 3.49%	02/18/2040	783,275
680,000	Series 2025-FL17(b)(h)	1M CME TERM SOFR + 2.74%	02/21/2040	682,715
340,000	Series 2026-FL21(b)(h)	1M CME TERM SOFR + 1.75%	02/18/2041	340,848
1,140,000	Series 2026-FL21(b)(h)	1M CME TERM SOFR + 2.50%	02/18/2041	1,142,843
250,000	Series 2026-FL22(b)(h)	1M CME TERM SOFR + 2.00%	05/18/2031	250,796
	Morgan Stanley Bank of America Merrill Lynch Trust
176,000	Series 2025-5C1(h)	4.00%	03/15/2030	158,534
	Morgan Stanley Capital I Trust
488	Series 2016-UB11 XA(b)(n)	1.61%	08/15/2026	0
1,117,000	Series 2018-L1(b)	4.93%	10/15/2028	1,024,210
330,000	Series 2021-L6(b)	3.55%	07/15/2031	277,295
10,249,000	Series 2021-L7(b)(h)(n)	1.03%	10/15/2031	483,189
	Morgan Stanley Mortgage Loan Trust
299,877	Series 2007-3XS(i)	6.20%	01/25/2047	103,040
	Mosaic Solar Loan Trust
30,422	Series 2017-1A(h)	4.45%	06/20/2042	29,941
151,246	Series 2018-1A(h)	4.01%	08/20/2030	140,606
215,419	Series 2020-2A(h)	3.00%	08/20/2046	184,911
	MTN Commercial Mortgage Trust
540,000	Series 2026-LPFX(b)(h)	6.56%	05/15/2031	540,309
	MVW 2021-1W LLC
169,620	Series 2021-1WA(h)	1.94%	01/22/2041	165,475
196,759	Series 2021-1WA(h)	3.17%	01/22/2041	192,047
	Natixis Commercial Mortgage Securities Trust
520,000	Series 2019-10K(b)(h)	4.27%	05/15/2029	483,371

Principal Amount/Description		Rate	Maturity	Value
	Navient Refinance Loan Trust
$225,000	Series 2026-B(h)	5.07%	06/15/2056	$226,555
	NJ
160,000	Series 2025-WBRK(b)(h)	5.87%	03/05/2030	163,467
	NJ Trust
275,000	Series 2023-GSP(b)(h)	6.70%	01/06/2029	283,129
	NYC Commercial Mortgage Trust
499,000	Series 2025-300P(b)(h)	7.39%	07/13/2030	504,464
820,000	Series 2025-3BP(b)(h)	1M CME TERM SOFR + 3.54%	02/15/2027	826,520
	NYC Trust
150,000	Series 2026-9W57(b)(h)	5.35%	06/06/2031	150,478
	PENN Commercial Mortgage Trust
230,000	Series 2025-P11(b)(h)	6.73%	08/10/2030	237,525
	People's Choice Home Loan Securities Trust
4,529,265	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	3,442,643
	PFP, Ltd.
200,000	Series 2026-14(b)(h)	1M CME TERM SOFR + 1.95%	12/18/2043	200,498
	Phantom Aviation
246,104	Series 2026-1A(h)	5.24%	01/15/2033	242,883
	PRET LLC
3,000,000	Series 2025-NPL7(h)(i)	8.35%	07/25/2028	2,992,962
	Progress Residential
6,900,000	Series 2021-SFR8(h)	4.01%	10/17/2026	6,847,338
5,000,000	Series 2024-SFR2(b)(h)	3.65%	04/17/2029	4,718,450
	RCKT Trust 2025-PL1
1,100,000	Series 2025-1A(h)	7.12%	07/25/2034	1,094,247
	REDAPTIVE EAAS ISSUER 2025-1 LLC
205,244	Series 2025-1A(h)	5.94%	10/25/2033	208,351
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(h)	5.75%	09/15/2028	2,470,098
	RFR Trust
780,000	Series 2025-SGRM(b)(h)	7.51%	03/11/2029	788,139
	Scalelogix Abs Us Issuer LLC
350,000	Series 2025-1A(h)	6.16%	07/25/2030	347,074
	SHOPS Commercial Mortgage Trust
150,000	Series 2026-CSTL(b)(h)	4.97%	05/05/2031	149,518
	SLG Commercial Mortgage Trust
340,000	Series 2026-PAT(b)(h)	6.92%	02/15/2031	337,954
	SLG Office Trust
220,000	Series 2021-OVA(h)	2.85%	07/15/2031	189,572
	SMB Private Education Loan Trust
27,269	Series 2018-B(b)(h)	1M CME TERM SOFR + 0.83%	08/15/2027	27,259
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(h)	0.00%	08/15/2030	143,925
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(h)	0.00%	01/25/2048	641,991
	Sprite, Ltd.
74,595	Series 2021-1(h)	3.75%	10/15/2028	73,417
	Stack Infrastructure Issuer LLC
250,000	Series 2025-1A(h)	5.00%	05/28/2030	243,302

Principal Amount/Description		Rate	Maturity	Value
	Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
$146,249	Series 2025-CA(h)	4.06%	09/20/2027	$146,259
	STWD LLC
960,000	Series 2025-FL4(b)(h)	1M SOFR + 2.65%	11/19/2042	963,354
	Subway Funding LLC
246,250	Series 2024-1A(h)	6.51%	07/30/2034	247,380
	Sunnova Helios VII Issuer LLC
922,811	Series 2021-C(h)	2.63%	10/20/2028	492,305
	Switch ABS Issuer LLC
440,000	Series 2024-2A(h)	5.44%	06/25/2029	438,035
1,000,000	Series 2024-2A(h)	10.03%	06/25/2029	1,017,000
	TIF Funding II LLC
223,834	Series 2021-1A(h)	1.65%	02/20/2031	203,427
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.51%	08/15/2050	156,004
350,000	Series 2017-C4(b)	4.24%	09/15/2027	337,490
530,000	Series 2018-C11(b)	4.71%	06/15/2028	504,028
1,023,000	Series 2018-C13(b)	5.12%	10/15/2028	925,797
1,099,000	Series 2018-C8(b)	4.84%	02/15/2028	1,013,564
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C5(b)(h)	3.84%	03/10/2046	293,920
	Upstart Securitization Trust
289,154	Series 2022-4(h)	8.68%	02/20/2027	290,430
	UPSTART Securitization Trust
200,000	Series 2026-3(h)	5.35%	07/20/2036	200,419
	US Auto Funding 2021-1
159,524	Series 2021-1A(h)	2.20%	04/15/2027	122,943
	Vantage Data Centers Issuer LLC
1,600,000	Series 2025-3A(h)	6.00%	01/15/2031	1,528,292
	Velocity Commercial Capital Loan Trust
85,964	Series 2018-2(b)(h)	4.05%	10/26/2048	84,082
264,059	Series 2019-1(b)(h)	3.94%	01/25/2027	246,480
142,563	Series 2019-1(b)(h)	4.01%	07/25/2027	131,343
109,143	Series 2019-1(b)(h)	4.12%	11/25/2027	99,111
962,065	Series 2021-2(b)(h)	4.92%	12/25/2030	695,759
844,827	Series 2026-2(b)(h)	5.45%	11/25/2033	846,218
	Vital Care Issuer LLC
598,500	Series 2025-1A(h)	6.74%	01/30/2031	602,637
	Wachovia Bank Commercial Mortgage Trust
174	Series 2006-C29(b)(n)	0.49%	11/15/2048	0
	Wells Fargo Commercial Mortgage Trust
250,986	Series 2016-C33(h)	3.12%	03/15/2059	246,107
5,628,945	Series 2016-C37(b)(h)(n)	1.60%	12/15/2049	35,791
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,045,250
134,000	Series 2020-C55	3.14%	02/15/2030	120,953
234,000	Series 2025-5C4	5.67%	05/15/2030	239,902
238,000	Series 2025-5C5	5.92%	07/15/2030	244,211
234,000	Series 2025-5C6(b)	5.58%	09/15/2030	236,256
240,000	Series 2025-5C6(b)	5.83%	09/15/2030	236,845
245,000	Series 2025-5C7(b)	5.86%	11/15/2030	247,444
1,000,000	Series 2025-5C7(b)	5.80%	11/15/2030	973,920
332,000	Series 2026-5C8	5.03%	02/15/2031	333,255
166,000	Series 2026-5C8	5.55%	02/15/2031	162,208
747,000	Series 2026-5C8(h)	4.50%	02/15/2031	634,625

Principal Amount/Description		Rate	Maturity	Value
	WFRBS Commercial Mortgage Trust
$57,779	Series 2013-C14	3.49%	06/15/2046	$56,824
	WF-RBS Commercial Mortgage Trust
382,592	Series 2014-C22(b)(n)	0.38%	09/15/2057	66
	WHARF Commercial Mortgage Trust
500,000	Series 2025-DC(b)(h)	7.98%	07/15/2030	500,373
	Willis Engine Structured Trust V
675,045	Series 2020-A(h)	3.23%	03/15/2028	657,210
	Willis Engine Structured Trust VI
1,015,769	Series 2021-A(h)	7.39%	05/15/2029	1,000,338
				158,457,868

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $206,662,761)				184,190,136

U.S. GOVERNMENT BONDS AND NOTES - 6.76%
United States - 6.76%
3,330,000	U.S. Treasury Bonds	0.63%	05/15/2030	2,910,108
15,500,000	U.S. Treasury Bonds	0.88%	11/15/2030	13,461,992
1,300,000	U.S. Treasury Bonds	1.13%	05/15/2040	823,088
200,000	U.S. Treasury Bonds	1.38%	11/15/2040	129,363
4,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	3,051,255
3,450,000	U.S. Treasury Bonds	1.25%	05/15/2050	1,642,591
11,700,000	U.S. Treasury Bonds	1.38%	08/15/2050	5,742,140
4,900,000	U.S. Treasury Bonds	1.88%	02/15/2051	2,724,764
21,600,000	U.S. Treasury Bonds	4.25%	08/15/2054	19,288,969
1,292,950	U.S. Treasury Inflation Indexed Bonds(o)	0.38%	07/15/2027	1,271,446
2,670,000	U.S. Treasury Notes	0.63%	08/15/2030	2,312,626
1,190,931	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	1,167,762
1,697,059	United States Treasury Inflation Indexed Bonds(o)	1.63%	10/15/2027	1,689,179
1,175,986	United States Treasury Inflation Indexed Bonds	1.75%	01/15/2028	1,168,201
1,309,219	United States Treasury Inflation Indexed Bonds(o)	0.50%	01/15/2028	1,276,118
1,176,536	United States Treasury Inflation Indexed Bonds	1.25%	04/15/2028	1,157,824
				59,817,426

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $60,475,128)				59,817,426

MORTGAGE-BACKED SECURITIES - 5.07%
United States - 5.07%
	Fannie Mae Pool
2,125,792	Series 2023-	2.50%	03/01/2052	1,816,040
2,059,915	Series 2023-	2.50%	04/01/2052	1,759,150
1,184,405	Series 2023-	5.50%	06/01/2053	1,207,766
2,758,000	Series 2024-	4.97%	07/01/2031	2,756,752
1,584,177	Series 2024-	5.50%	06/01/2054	1,615,429
845,603	Series 2024-	6.00%	08/01/2054	880,748
1,475,958	Series 2025-	4.48%	06/01/2030	1,472,777
1,427,420	Series 2025-	5.11%	01/01/2032	1,445,163
1,425,582	Series 2025-	5.48%	04/01/2041	1,475,611
1,696,393	Series 2025-	2.50%	06/01/2052	1,429,450

Principal Amount/Description		Rate	Maturity	Value
$2,885,057	Series 2025-	6.00%	06/01/2054	$2,985,560
725,959	Series 2025-	6.00%	10/01/2054	751,700
2,052,459	Series 2025-	5.50%	09/01/2055	2,071,744
	Freddie Mac Pool
1,371,889	Series 2021-	2.00%	05/01/2051	1,105,663
2,177,228	Series 2022-	3.00%	05/01/2052	1,901,091
1,372,637	Series 2022-	5.00%	12/01/2052	1,360,142
1,134,520	Series 2023-	5.50%	04/01/2053	1,159,621
1,226,015	Series 2023-	5.00%	05/01/2053	1,218,865
1,152,649	Series 2023-	6.00%	11/01/2053	1,200,602
1,696,920	Series 2024-	5.50%	02/01/2054	1,731,419
837,680	Series 2025-	6.00%	12/01/2054	860,160
1,839,396	Series 2025-	6.00%	04/01/2055	1,892,325
1,079,032	Series 2025-	5.50%	04/01/2055	1,100,679
	Ginnie Mae I Pool
2,216,264	Series 2012-	3.50%	09/15/2042	2,030,660
	Ginnie Mae II Pool
2,167,743	Series 2021-	3.00%	11/20/2051	1,917,035
1,804,972	Series 2022-	3.00%	04/20/2052	1,593,544
1,651,254	Series 2025-	2.50%	10/20/2050	1,397,977
1,191,218	Series 2025-	3.00%	05/20/2051	1,062,538
1,890,704	Series 2025-	2.50%	03/20/2052	1,617,790
				44,818,001

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,831,841)				44,818,001

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 33.17%
United States - 33.17%
	Alternative Loan Trust
104,186	Series 2005-20CB	5.50%	07/25/2035	81,179
53,342	Series 2005-54CB	5.50%	11/25/2035	27,109
489,519	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	375,656
103,379	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	79,988
162,470	Series 2005-86CB	5.50%	02/25/2036	88,037
99,622	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	89,152
176,928	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	7,513
1,004,488	Series 2006-15CB	6.50%	06/25/2036	479,407
87,437	Series 2006-30T1	6.25%	11/25/2036	62,788
87,708	Series 2006-32CB	5.50%	11/25/2036	43,967
220,879	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	121,636
781,223	Series 2007-19	6.00%	08/25/2037	374,876
2,550,479	Series 2007-20	6.25%	08/25/2047	1,309,215
703,969	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	232,860
672,173	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	100,581
	American Home Mortgage Investment Trust
157,985	Series 2007-A(h)(i)	6.60%	01/25/2037	19,951
	Banc of America Funding
1,246,795	Series 2014-R8(b)(h)	1M CME TERM SOFR + 0.35%	06/26/2036	1,023,617
	Banc of America Funding Trust
22,922	Series 2006-2	5.50%	03/25/2036	22,831

Principal Amount/Description		Rate	Maturity	Value
	BCAP, LLC Trust
$93,363	Series 2007-AA2(b)	7.50%	04/25/2037	$44,541
60,575	Series 2007-AA2	6.00%	04/25/2037	25,493
4,602,141	Series 2010-RR6(b)(h)	8.38%	07/26/2036	1,969,926
	Bear Stearns ALT-A Trust
644,913	Series 2006-6(b)	4.11%	11/25/2036	269,736
	Bear Stearns Asset-Backed Securities Trust
1,040,224	Series 2006-AC1(i)	6.25%	02/25/2036	459,601
	Bear Stearns Structured Products, Inc.
6,785,254	Series 2008-R2(b)(h)	3.98%	06/25/2047	5,907,039
	Chase Mortgage Finance Trust
2,976,130	Series 2007-S2	6.00%	03/25/2037	1,474,020
323,759	Series 2007-S3	5.50%	05/25/2037	3
4,295,394	Series 2007-S4	6.00%	06/25/2037	1,574,550
	ChaseFlex Trust Series
2,774,925	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,346,345
	Citicorp Mortgage Securities Trust
233,633	Series 2007-1	6.00%	01/25/2037	217,689
	Citigroup Mortgage Loan Trust
103,066	Series 2009-12(h)	5.50%	11/25/2035	79,267
113,439	Series 2009-4(b)(h)	5.50%	05/25/2035	109,965
	CitiMortgage Alternative Loan Trust
237,131	Series 2007-A1	6.00%	01/25/2037	210,068
46,711	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	3,201
33,113	Series 2007-A3(b)	6.00%	03/25/2037	29,566
76,204	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	5,190
241,991	Series 2007-A6	5.50%	06/25/2037	212,263
	Connecticut Avenue Securities Trust
2,653,244	Series 2019-R05(b)(h)	30D US SOFR + 4.21%	07/25/2039	2,658,859
4,250,000	Series 2022-R02(b)(h)	30D US SOFR + 7.65%	01/25/2027	4,394,379
3,685,000	Series 2022-R03(b)(h)	30D US SOFR + 9.85%	03/25/2042	3,903,912
4,125,000	Series 2023-R06(b)(h)	30D US SOFR + 3.90%	07/25/2043	4,329,056
5,000,000	Series 2024-R03(b)(h)	30D US SOFR + 2.80%	03/25/2044	5,174,020
	Countrywide Home Loan Mortgage Pass-Through Trust
796,860	Series 2005-HYB7(b)	4.38%	11/20/2035	748,325
16,918	Series 2005-J4	5.50%	11/25/2035	13,887
1,115,214	Series 2006-18	6.00%	12/25/2036	561,717
121,949	Series 2007-17	6.00%	10/25/2037	82,391
199,421	Series 2007-3	6.00%	04/25/2037	87,425
212,701	Series 2007-7	5.75%	06/25/2037	94,125
	Credit Suisse First Boston Mortgage Securities Corp.
35,611	Series 2005-10	5.50%	11/25/2035	24,913
12,545	Series 2005-8	5.50%	08/25/2025	6,602
4,023,015	Series 2005-9	6.00%	10/25/2035	1,029,101
	Credit Suisse Mortgage Capital Certificates
1,641,208	Series 2006-2	5.75%	03/25/2036	791,407

Principal Amount/Description		Rate	Maturity	Value
	Csmc 2021-Nqm6 Trust
$900,000	Series 2021-NQM6(b)(h)	2.58%	07/25/2066	$656,227
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	36,267
13,043	Series 2006-4	5.50%	03/25/2038	7,780
768,513	Series 2006-5	6.25%	06/25/2036	106,424
48,132	Series 2006-9	6.00%	11/25/2036	25,040
3,110	Series 2007-2	5.00%	03/25/2037	2,326
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
122,115	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	6,477
53,578	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	44,240
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
67,255	Series 2006-PR1(b)(h)	11.96% - 1M CME TERM SOFR	04/15/2036	63,367
	EFMT
2,060,000	Series 2025-INV1(b)(h)	7.30%	03/25/2070	2,037,330
1,000,000	Series 2025-INV2(b)(h)	7.49%	05/26/2070	990,779
4,969,000	Series 2025-INV3(b)(h)	7.61%	07/25/2029	4,896,416
1,000,000	Series 2025-INV4(b)(h)	6.00%	09/25/2029	1,003,250
6,770,000	Series 2025-INV5(b)(h)	7.22%	11/25/2029	6,700,039
	Fannie Mae Interest Strip
4,444,931	Series 2014-419	3.50%	04/25/2044	612,646
14,310,069	Series 2023-437	1.50%	05/25/2037	744,879
	Fannie Mae Pool
3,220,490	Series 2021-	3.00%	10/01/2046	2,888,563
1,523,125	Series 2021-	3.00%	12/01/2048	1,357,701
1,194,559	Series 2022-	5.00%	07/01/2052	1,184,178
	Fannie Mae REMICS
3,853,083	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	350,544
4,204,931	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	413,007
7,689,635	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	246,231
8,016,275	Series 2020-75(n)	2.50%	11/25/2050	1,245,488
15,851,991	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	512,408
8,241,879	Series 2020-96(n)	3.00%	01/25/2051	1,367,034
10,170,387	Series 2021-56(n)	3.00%	03/25/2051	1,663,075
11,992,669	Series 2021-56(n)	2.50%	09/25/2051	1,380,111
10,156,765	Series 2022-22	2.50%	05/25/2052	7,142,252
13,927,393	Series 2024-22(n)	2.50%	11/25/2050	2,204,210
	Federal Home Loan Mortgage Corp. Pool
66,641	Series Pool #G01840	5.00%	07/01/2035	66,927
29,343	Series Pool #G04817	5.00%	09/01/2038	29,643
	Federal Home Loan Mortgage Corp. REMICS
302,636	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	311,593
494,882	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	38,262
26,304	Series 2007-3261(b)	6.32% - 30D US SOFR	01/15/2037	2,171
28,400	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	1,499
240,981	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	16,555

Principal Amount/Description		Rate	Maturity	Value
$163,714	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	$11,203
47,034	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	2,678
145,905	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	9,537
45,914	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	2,873
13,931	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	919
636,472	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	2,450
55,930	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	3,238
413,446	Series 2009-3510(b)	6.64% - 30D US SOFR	02/15/2037	27,785
147,892	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	9,233
25,755	Series 2009-3524(b)	3.21%	06/15/2038	24,490
2,421	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	155
165,263	Series 2009-3560(b)	6.29% - 30D US SOFR	11/15/2036	7,863
97,714	Series 2010-3641	4.50%	03/15/2040	96,215
149,584	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	12,121
430,763	Series 2010-3728(b)	4.34% - 30D US SOFR	09/15/2040	9,493
121,834	Series 2010-3779	3.50%	12/15/2030	119,661
24,834	Series 2010-3779	4.00%	12/15/2030	24,496
27,133	Series 2011-3786(b)	9.27% - 30D US SOFR	01/15/2041	19,697
304,372	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	18,703
147,582	Series 2011-3824(b)	6.99% - 30D US SOFR	08/15/2036	14,885
280,922	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	225,290
159,554	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	10,384
584,622	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	26,696
1,049,523	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	81,702
246,371	Series 2013-4170(b)	3.94% - 30D US SOFR	01/15/2033	219,592
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,309,380
	Federal National Mortgage Association Pool
16,791	Series Pool #555743	5.00%	09/01/2033	16,771
21,865	Series Pool #735382	5.00%	04/01/2035	21,842
61,930	Series Pool #735383	5.00%	04/01/2035	61,913
39,104	Series Pool #735484	5.00%	05/01/2035	39,086
15,172	Series Pool #AH4437	4.00%	01/01/2041	14,398
	Federal National Mortgage Association REMICS
72,792	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	8,048
225,547	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	16,571

Principal Amount/Description		Rate	Maturity	Value
$887,321	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	$60,144
32,970	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	2,473
30,386	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	1,797
4,322	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	258
175,243	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	9,179
4,085	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	231
148,864	Series 2007-57(b)	6.51% - 30D US SOFR	10/25/2036	11,619
31,242	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	2,537
244,168	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	18,230
13,970	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	509
8,685	Series 2008-81	5.50%	09/25/2038	8,892
78,965	Series 2009-111	5.00%	01/25/2040	79,129
38,775	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	2,779
265,198	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	12,450
10,264	Series 2009-28(b)	5.89% - 30D US SOFR	04/25/2037	499
56,595	Series 2009-41	4.50%	06/25/2039	55,596
23,946	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	1,758
53,133	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	2,368
19,724	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	377
18,993	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	911
39,659	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	736
51,647	Series 2010-115(b)	6.49% - 30D US SOFR	11/25/2039	4,024
583,879	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	46,205
1,449,276	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	119,843
227,629	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	7,976
14,567	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	565
13,913	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,035
29,141	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	25,684
818,769	Series 2010-75	4.50%	07/25/2040	804,799
62,569	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	1,522
12,100	Series 2010-9(b)	5.19% - 30D US SOFR	02/25/2040	598
3,698	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	246

Principal Amount/Description		Rate	Maturity	Value
$1,086,153	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	$73,436
262,964	Series 2012-124(b)	7.59% - 30D US SOFR	11/25/2042	170,217
79,977	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	4,938
225,816	Series 2012-32(n)	5.00%	04/25/2042	45,862
1,085,934	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	86,362
	First Horizon Alternative Mortgage Securities Trust
415,390	Series 2005-FA6	5.50%	09/25/2035	196,997
	First Horizon Mortgage Pass-Through Trust
397,040	Series 2007-AR3(b)	4.26%	11/25/2037	139,912
	Freddie Mac Pool
2,939,787	Series 2021-	2.00%	11/01/2050	2,426,772
1,225,189	Series 2022-	3.00%	03/01/2052	1,083,801
	Freddie Mac REMICS
1,370,217	Series 2011-3972(b)	5.79% - 30D US SOFR	12/15/2041	101,883
1,706,327	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	188,350
8,459,391	Series 2020-5023(n)	3.00%	10/25/2050	1,379,346
3,408,904	Series 2020-5041(n)	2.00%	11/25/2050	449,049
16,557,799	Series 2020-5047(n)	2.50%	12/25/2050	2,485,057
8,997,580	Series 2020-5057(n)	3.00%	11/25/2050	1,407,716
9,915,113	Series 2021-5077(n)	3.00%	02/25/2051	1,496,138
6,530,189	Series 2021-5083	2.50%	03/25/2051	3,534,745
11,264,455	Series 2021-5156(n)	3.00%	02/25/2050	1,932,904
11,140,321	Series 2022-5195	2.50%	02/25/2052	7,324,758
2,672,337	Series 2023-5293	2.50%	04/25/2051	412,059
17,449,061	Series 2023-5353(n)	2.50%	10/25/2051	1,983,674
7,477,758	Series 2024-5427	4.00%	05/25/2052	6,163,702
14,593,121	Series 2025-5531(n)	3.50%	06/25/2041	1,750,286
10,270,356	Series 2025-5531	3.00%	06/25/2041	1,104,134
12,784,018	Series 2025-5531	3.50%	09/25/2051	2,273,832
6,620,692	Series 2025-5547(n)	3.00%	04/25/2051	1,164,242
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(h)	30D US SOFR + 5.65%	12/25/2050	4,951,277
2,500,000	Series 2021-DNA1(b)(h)	30D US SOFR + 4.75%	01/25/2051	2,787,931
3,000,000	Series 2021-DNA2(b)(h)	30D US SOFR + 6.00%	08/25/2033	3,700,636
	GCAT
1,500,000	Series 2021-NQM4(b)(h)	2.47%	08/25/2066	1,038,999
	Ginnie Mae II Pool
1,155,198	Series 2021-	2.50%	11/20/2051	984,084
	Government National Mortgage Association
15,821	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	396
15,956	Series 2008-67(b)	5.89% - 1M CME TERM SOFR	08/20/2038	77
247,796	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	5,269
26,668	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	1,981
875,402	Series 2009-58(b)	6.14% - 1M CME TERM SOFR	06/20/2039	47,329

Principal Amount/Description		Rate	Maturity	Value
$522,193	Series 2009-75	5.00%	09/20/2039	$529,821
1,251,278	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	111,034
15,164	Series 2010-61(b)	6.44% - 1M CME TERM SOFR	09/20/2039	676
15,769	Series 2010-98(b)	5.00%	03/20/2039	118
4,647,287	Series 2010-H20(b)(n)	1.45%	10/20/2060	158,138
174,492	Series 2011-69	0.00%	05/20/2041	140,640
377,451	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	29,839
101,838	Series 2011-72(b)	6.04% - 1M CME TERM SOFR	05/20/2041	8,555
586,037	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	45,794
821,346	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	29,228
2,169,201	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	210,760
1,246,846	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	74,056
1,306,273	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	148,640
2,605,456	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	249,671
3,248,524	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	290,555
944,125	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	35,967
1,759,928	Series 2014-95(b)	6.14% - 1M CME TERM SOFR	06/16/2044	110,289
3,781,288	Series 2016-H21(b)(n)	2.66%	09/20/2066	196,261
7,314,000	Series 2018-19	3.00%	02/20/2048	6,214,935
3,624,215	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	388,184
7,538,765	Series 2019-22(b)	5.49% - 1M CME TERM SOFR	02/20/2045	548,668
13,969,680	Series 2019-90(n)	3.00%	05/20/2048	2,212,424
3,538,597	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	380,292
3,723,557	Series 2019-H18(b)(n)	1.80%	11/20/2069	254,529
6,954,564	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	756,106
10,260,174	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,265,470
13,429,059	Series 2020-146(b)(n)	3.64% - 1M CME TERM SOFR	10/20/2050	283,991
15,105,839	Series 2020-165(n)	2.50%	11/20/2050	2,256,247
9,684,236	Series 2020-167(b)(n)	3.64% - 1M CME TERM SOFR	11/20/2050	177,354
14,834,639	Series 2020-167(n)	2.50%	11/20/2050	2,129,848
12,639,395	Series 2020-173(n)	2.50%	11/20/2050	1,716,115
6,568,317	Series 2020-188(b)	6.19% - 1M CME TERM SOFR	11/20/2050	762,241
14,177,050	Series 2020-188(n)	2.50%	12/20/2050	2,161,236
14,885,032	Series 2020-191(n)	3.50%	12/20/2050	2,801,360
12,635,199	Series 2021-1	2.50%	01/20/2051	1,880,478
7,831,223	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	935,371
7,911,302	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	175,337
9,847,704	Series 2021-116(n)	3.50%	03/20/2051	1,789,556

Principal Amount/Description		Rate	Maturity	Value
$12,920,066	Series 2021-138(n)	3.00%	08/20/2051	$1,551,868
9,826,160	Series 2021-160	2.50%	06/20/2051	1,130,822
14,757,492	Series 2021-161(n)	3.00%	09/20/2051	1,696,216
18,084,927	Series 2021-177(n)	3.00%	10/20/2051	2,399,555
6,963,787	Series 2021-30(n)	2.50%	02/20/2051	1,014,679
16,114,035	Series 2021-52(b)	0.72%	04/16/2063	851,873
18,104,907	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	47,797
10,220,900	Series 2021-7(n)	2.50%	01/20/2051	1,463,984
10,207,055	Series 2021-76	3.00%	08/20/2050	1,704,786
11,633,163	Series 2021-77(n)	3.00%	07/20/2050	1,837,785
12,043,009	Series 2021-77	2.50%	05/20/2051	1,494,089
9,379,595	Series 2021-77(b)	3.64% - 1M CME TERM SOFR	05/20/2051	191,395
4,737,016	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	102,476
7,136,738	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	153,134
22,653,195	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	141,249
12,804,769	Series 2021-H08(b)	0.55%	05/20/2071	372,272
29,355,735	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	102,736
14,005,510	Series 2022-137(n)	3.00%	01/20/2052	1,775,616
18,471,693	Series 2022-174	3.50%	05/20/2051	15,735,394
18,812,234	Series 2022-207(n)	3.00%	08/20/2051	3,222,807
25,296,061	Series 2022-48(b)(n)	0.71%	01/16/2064	1,473,081
15,202,036	Series 2022-83(n)	2.50%	11/20/2051	2,153,115
11,616,944	Series 2024-48	2.50%	10/20/2051	1,643,247
13,816,866	Series 2025-48(n)	2.50%	06/20/2051	2,019,128
18,297,459	Series 2025-59	2.50%	06/20/2051	2,675,736
15,861,868	Series 2025-62(n)	2.50%	10/20/2051	1,928,367
	GS Mortgage-Backed Securities Corp. Trust
1,454,000	Series 2025-NQM6(b)(h)	6.60%	11/25/2029	1,455,428
687,000	Series 2025-NQM6(b)(h)	7.40%	11/25/2029	683,836
	GSR Mortgage Loan Trust
859,434	Series 2006-2F	5.25%	02/25/2036	291,406
1,396,636	Series 2007-2F	6.00%	03/25/2037	638,299
623,402	Series 2007-AR2(b)	4.05%	05/25/2037	318,299
	Impac CMB Trust
32,295	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	30,711
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(h)	3.45%	01/25/2057	798,162
	IndyMac IMJA Mortgage Loan Trust
948,342	Series 2007-A1	6.00%	08/25/2037	329,525
	IndyMac IMSC Mortgage Loan Trust
4,704,638	Series 2007-F2	6.50%	07/25/2037	1,366,433
	JP Morgan Alternative Loan Trust
134,483	Series 2005-S1	6.00%	12/25/2035	87,198
10,978	Series 2006-S3(i)	6.62%	08/25/2036	12,242
	JP Morgan Mortgage Trust
740,819	Series 2007-S3	6.00%	07/25/2037	309,299
	JP Morgan Resecuritization Trust
385,953	Series 2011-1(b)(h)	6.00%	06/26/2037	319,763
1,402,152	Series 2014-6(b)(h)	1M CME TERM SOFR + 0.32%	07/27/2046	1,391,335

Principal Amount/Description		Rate	Maturity	Value
	Lehman Mortgage Trust
$352,006	Series 2006-6	5.50%	10/25/2036	$222,600
3,840,808	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	205,517
3,840,808	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	205,742
1,171,638	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	219,226
1,171,638	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	119,570
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	57,894
	Morgan Stanley Mortgage Loan Trust
704,136	Series 2005-3AR(b)	4.76%	07/25/2035	566,184
2,034,709	Series 2006-11	6.00%	08/25/2036	1,170,003
458,220	Series 2006-7(b)	5.04%	06/25/2036	228,657
555,512	Series 2006-7	6.00%	06/25/2036	220,846
	New Residential Mortgage Loan Trust
2,000,000	Series 2025-NQM5(b)(h)	7.40%	08/25/2065	1,990,706
2,404,000	Series 2026-NQM6(b)(h)	6.49%	05/25/2066	2,364,864
	Nomura Asset Acceptance Corp. Alternative Loan Trust
861,816	Series 2005-AP3(b)	5.32%	08/25/2035	366,887
	OBX
600,000	Series 2025-NQM23(b)(h)	5.67%	12/25/2029	597,906
	PR Mortgage Loan Trust
4,463,692	Series 2014-1(b)(h)	5.86%	09/25/2047	4,119,139
	Prime Mortgage Trust
25	Series 2006-1	5.50%	06/25/2036	25
	PRKCM
2,703,000	Series 2026-AFC3(b)(h)	6.32%	04/25/2030	2,641,712
	PRPM
800,000	Series 2025-NQM6(b)(h)	6.96%	12/25/2070	793,371
	PRPM LLC
3,400,000	Series 2025-7(h)(i)	7.45%	08/25/2028	3,389,997
6,500,000	Series 2025-8(h)(i)	7.20%	10/25/2028	6,476,782
	Residential Accredit Loans, Inc.
2,996,971	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	888,853
860,169	Series 2006-QS10	6.50%	08/25/2036	769,964
227,639	Series 2006-QS6	6.00%	06/25/2036	189,299
536,431	Series 2006-QS7	6.00%	06/25/2036	427,850
28,201	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	20,619
36,127	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	28,495
108,380	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	6,990
3,745	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	5,347
333,831	Series 2007-QS9	6.50%	07/25/2037	275,454
156,817	Series 2008-QR1	6.00%	08/25/2036	128,508
	Residential Asset Securitization Trust
379,123	Series 2006-A1	6.00%	04/25/2036	147,558
863,599	Series 2006-A2	6.00%	05/25/2036	301,540
896,502	Series 2006-A6	6.50%	07/25/2036	216,848
243,132	Series 2006-A8	6.00%	08/25/2036	166,449

Principal Amount/Description		Rate	Maturity	Value
$147,702	Series 2006-A8	6.50%	08/25/2036	$37,602
312,719	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	21,752
1,321,319	Series 2007-A1	6.00%	03/25/2037	391,280
54,901	Series 2007-A6	6.00%	06/25/2037	26,272
2,502,126	Series 2007-A7	6.00%	07/25/2037	857,419
	Residential Funding Mortgage Securities I Trust
249,823	Series 2006-S3	5.50%	03/25/2036	199,245
57,294	Series 2006-S6	6.00%	07/25/2036	49,761
163,418	Series 2007-S3	6.00%	03/25/2037	116,969
85,887	Series 2007-S6	6.00%	06/25/2037	69,284
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(h)	4.67%	01/26/2060	3,023,681
	Sequoia Mortgage Trust
694,038	Series 2007-3(b)	4.02%	07/20/2037	527,953
	Structured Asset Securities Corp.
100,606	Series 2005-RF1(b)(h)	1M CME TERM SOFR + 0.46%	03/25/2035	91,865
100,606	Series 2005-RF1(b)(h)(n)	0.73%	03/25/2035	92
	TBW Mortgage-Backed Trust
1,393,347	Series 2006-2	7.00%	07/25/2036	173,704
	Verus Securitization Trust
1,500,000	Series 2021-4(b)(h)	2.20%	07/25/2066	1,082,345
1,400,000	Series 2021-6(b)(h)	4.05%	10/25/2066	1,136,839
2,000,000	Series 2021-7(b)(h)	4.19%	10/25/2066	1,558,375
1,000,000	Series 2024-5(b)(h)	7.79%	06/25/2069	1,006,065
1,000,000	Series 2024-7(b)(h)	7.79%	09/25/2069	1,005,649
1,196,000	Series 2025-11(b)(h)	7.22%	11/25/2070	1,205,466
3,474,000	Series 2025-12(b)(h)	6.56%	12/25/2070	3,474,066
5,639,000	Series 2025-12(b)(h)	7.08%	12/25/2070	5,666,507
1,600,000	Series 2025-4(b)(h)	7.46%	05/25/2070	1,612,891
2,121,000	Series 2025-6(b)(h)	7.33%	07/25/2029	2,140,861
2,100,000	Series 2025-9(b)(h)	7.37%	10/27/2070	2,122,875
1,183,000	Series 2025-R2(b)(h)	5.88%	07/25/2067	1,167,608
2,500,000	Series 2026-1(b)(h)	6.97%	01/25/2071	2,446,590
3,400,000	Series 2026-5(b)(h)	6.70%	05/25/2071	3,302,481
	Wachovia Mortgage Loan Trust, LLC Series Trust
38,594	Series 2005-B(b)	6.74%	10/20/2035	37,368
	Washington Mutual Alternative Mortgage Pass-Through Certificates
29,406	Series 2005-9	5.50%	11/25/2035	24,233
259,040	Series 2006-5	6.00%	07/25/2036	185,928
	Wells Fargo Alternative Loan Trust
155,152	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	138,618
155,152	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	14,876
163,711	Series 2007-PA3	6.25%	07/25/2037	144,857
				293,354,078

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $352,961,006)				293,354,078

Shares/Description		Value
Warrants - 0.00%(c)
United States - 0.00%(c)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049(f)	$–

TOTAL WARRANTS
(Cost $0)		–

Shares/Description		Value
Short-Term Investments - 2.52%
Money Market Fund - 2.52%
22,268,153	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.59%)	22,268,153

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,268,153)		22,268,153

TOTAL INVESTMENTS - 99.47%
(Cost $971,730,855)		$879,604,258
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.53%		4,707,721
NET ASSETS - 100.00%		$884,311,979

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate Data

SOFRINDX- US SOFR Secured Overnight Financing Rate Compounded Index

TI - Treasury Index

Rates:

1M CME SOFR - 1 Month CME SOFR as of June 30, 2026 was 3.65%

3M CME SOFR - 3 Month CME SOFR as of June 30, 2026 was 3.73%

SOFRINDX- US SOFR Secured Overnight Financing Rate as of June 30, 2026 was 1.25%

1D SOFR - 1Day SOFR as of June 30, 2026 was 3.68%

30D SOFR - 30 Day SOFR as of June 30, 2026 was 3.63%

1Y US TI - 1 Year TI as of June 30, 2026 was 3.98%

5Y US TI - 5 Year TI as of June 30, 2026 was 4.19%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Less than 0.005%.
(d)	Non-income producing security.

(e)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(f)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(g)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $322,957,021, which represents approximately 36.52% of net assets as of June 30, 2026.
(i)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2026.
(j)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2026, the aggregate fair value of those securities was $7,950,686, representing 0.90% of net assets.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(m)	Security is currently in default.
(n)	Interest only securities.
(o)	Principal amount of security is adjusted for inflation.

See Notes to Quarterly Schedule of Investments.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
US Long Bond Future	25	September 2026	$2,837,500	$35,077
US Ultra T-Bond	7	September 2026	813,094	12,020
			$3,650,594	$47,097

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(145)	September 2026	$16,307,969	$(224,333)
US 5Yr Note Future	(20)	September 2026	2,140,938	(6,099)
			$18,448,907	$(230,432)

Over-the-Counter Total Return Bullet Swap Contracts:

Reference Entity/Obligation	Counterparty	Pay Notional Amount	Financing Rate	Termination Date	Receive Notional Amount	Value and Unrealized Appreciation / (Depreciation)
Carlyle Secured Lending, Inc.	TD Cowen	$3,390,995	OBFR + 0.45%	1/24/28	$2,772,296	$(618,699)
FS Specialty Lending Fund.	TD Cowen	3,077,500	OBFR + 0.45%	1/24/28	2,787,500	(290,000)
Oaktree Specialty Lending Corp.	TD Cowen	998,592	OBFR + 0.45%	1/24/28	927,153	(71,439)
		$7,467,087			$6,486,949	$(980,138)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Shares/Description		Value
Closed-End Funds - 3.18%
United States - 3.18%
101,370	BlackRock Corporate High Yield Fund, Inc.	$867,727
169,422	Credit Suisse High Yield Credit Fund	301,571
44,950	Neuberger High Yield Strategies Fund, Inc.	280,488
59,882	Saba Capital Income & Opportunities Fund	393,425

TOTAL CLOSED-END FUNDS
(Cost $1,896,505)		1,843,211

Common Stocks - 1.08%
United States - 1.08%
24,400	Blue Owl Capital Corp.	265,228
25,000	Blue Owl Technology Finance Corp.	258,750
3,304	PHI Group, Inc.(a)	102,424

TOTAL COMMON STOCKS
(Cost $694,721)		626,402

Principle Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 92.23%
Australia - 0.92%
$14,000	Mineral Resources, Ltd.(b)	9.25%	10/01/2028	14,461
330,000	Mineral Resources, Ltd.(b)	8.50%	05/01/2030	340,948
185,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(b)	5.00%	01/27/2030	176,763
				532,172
Bermuda - 0.28%
170,000	Seadrill Finance, Ltd.(b)	6.75%	07/15/2034	164,228

Canada - 2.31%
265,000	1261229 BC, Ltd.(b)	10.00%	04/15/2032	268,579
90,000	Bombardier, Inc.(b)	8.75%	11/15/2030	95,247
30,000	Bombardier, Inc.(b)	7.25%	07/01/2031	31,427
90,000	Bombardier, Inc.(b)	7.00%	06/01/2032	93,345
120,000	Bombardier, Inc.(b)	6.75%	06/15/2033	124,366
110,000	Cascades, Inc./Cascades USA, Inc.(b)	5.38%	01/15/2028	110,107
123,000	Dye & Durham, Ltd.(b)	8.63%	04/15/2029	86,310
15,000	Garda World Security Corp.(b)	6.50%	01/15/2031	15,219
170,000	Garda World Security Corp.(b)	8.38%	11/15/2032	174,084
320,000	goeasy, Ltd.(b)	9.25%	12/01/2028	314,424
25,000	Precision Drilling Corp.(b)	6.88%	01/15/2029	25,146
				1,338,254
France - 2.92%
248	Altice France SA(c)			4,954
113,820	Altice France SA(b)	6.50%	10/15/2031	110,407
259,662	Altice France SA(b)	6.50%	04/15/2032	251,161
221,000	Banijay Gaming SAS(b)	5.13%	12/10/2031	256,936
65,000	Constellium SE(b)	6.38%	08/15/2032	66,284
220,000	Forvia SE	5.50%	06/15/2031	258,038
220,000	Opal Bidco SAS(b)	5.50%	03/31/2032	260,037
200,000	Roquette Freres SA(d)(e)		Perpetual Maturity	231,908

Principle Amount/Description		Rate	Maturity	Value
$220,000	Tereos Finance Groupe I SA(f)	8.13%	04/30/2032	$252,708
				1,692,433
Germany - 4.51%
240,000	APCOA GmbH(b)(d)	3M EUR L + 3.25%	04/15/2031	274,388
100,000	Cheplapharm Arzneimittel GmbH(f)	7.50%	05/15/2030	118,578
100,000	Cheplapharm Arzneimittel GmbH(b)	7.13%	06/15/2031	117,314
151,000	CT Investment GmbH(f)	6.38%	04/15/2030	176,966
200,000	CTEC II GmbH(f)	5.25%	02/15/2030	220,612
205,000	Dynamo Newco II GmbH	6.25%	10/15/2031	222,001
212,000	IHO Verwaltungs GmbH(f)(g)	7.00% (7.75%)	11/15/2031	259,491
210,400	Motel One GmbH(f)	7.75%	04/02/2031	256,455
221,000	Nidda Healthcare Holding GmbH(f)	5.38%	10/23/2030	254,705
171,000	Techem Verwaltungsgesellschaft 675 mbH(f)	4.63%	07/15/2032	196,943
223,000	TUI Cruises GmbH(f)	5.00%	05/15/2030	258,913
235,000	WEPA Hygieneprodukte GmbH	4.50%	11/30/2032	263,172
				2,619,538
Great Britain - 4.88%
225,000	Ardonagh Finco, Ltd.(f)	6.88%	02/15/2031	259,726
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(b)	5.63%	02/15/2032	151,235
100,000	CD&R Firefly Bidco PLC(f)	8.63%	04/30/2029	136,809
100,000	CD&R Firefly Bidco PLC(b)	8.63%	04/30/2029	136,808
217,000	Deuce Finco PLC(b)	7.00%	11/20/2031	294,659
217,000	Entain PLC	4.88%	11/30/2031	251,278
205,000	Heathrow Finance PLC	6.63%	03/01/2031	272,757
335,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(b)	8.13%	02/15/2032	300,561
200,000	INEOS Finance PLC(b)	7.50%	04/15/2029	194,608
128,000	INEOS Quattro Finance 2 PLC(f)	6.75%	04/15/2030	123,390
105,000	INEOS Quattro Finance 2 PLC(b)	6.75%	04/15/2030	101,219
40,000	Virgin Media Finance PLC(b)	5.00%	07/15/2030	30,456
225,000	Vmed O2 UK Financing I PLC(b)	4.75%	07/15/2031	185,084
200,000	Vmed O2 UK Financing I PLC(b)	7.75%	04/15/2032	180,878
210,000	Vmed O2 UK Financing I PLC	5.63%	04/15/2032	211,488
				2,830,956
Ireland - 0.69%
145,000	Adient Global Holdings, Ltd.(b)	7.50%	02/15/2033	149,664
216,000	eircom Finance DAC	5.00%	04/30/2031	248,731
				398,395
Italy - 1.87%
205,000	Dolcetto Holdco SpA(b)	5.63%	07/14/2032	236,366
90,000	Fibercop SpA(b)	6.00%	09/30/2034	87,139
210,000	Kepler SpA(b)(d)	3M EUR L + 4.13%	12/18/2029	241,003
145,000	Neopharmed Gentili SPA(b)(d)	3M EUR L + 3.25%	06/29/2033	167,760
150,000	Sammontana Italia SpA(d)(f)	3M EUR L + 3.75%	10/15/2031	172,898
165,000	TeamSystem SpA(b)	5.00%	07/01/2031	182,065
				1,087,231
Japan - 0.90%
140,000	Nissan Motor Co., Ltd.(b)	7.50%	07/17/2030	144,413
145,000	Nissan Motor Co., Ltd.(b)	7.75%	07/17/2032	150,344
215,000	Nissan Motor Co., Ltd.(b)	8.13%	07/17/2035	227,784
				522,541
Jersey - 0.68%
204,000	B&M European Value Retail PLC	6.50%	11/27/2031	266,959
135,000	Toucan FinCo, Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC(b)	9.50%	05/15/2030	127,384
				394,343

Principle Amount/Description		Rate	Maturity	Value
Luxembourg - 3.58%
$100,000	Aegis Lux 1a Sarl(f)(g)	5.63% (6.375%)	10/29/2031	$116,263
132,000	Aegis Lux 1a Sarl(b)(g)	5.63% (6.375%)	10/29/2031	153,468
95,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(b)	7.00%	05/21/2030	98,430
120,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(f)	5.38%	05/21/2030	141,973
100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(b)	5.38%	05/21/2030	118,310
228,000	Arena Luxembourg Finance Sarl(b)	4.50%	06/30/2031	262,769
245,000	Eurofins Scientific SE(d)(e)	3M EUR L + 3.19%	Perpetual Maturity	294,861
219,000	Froneri Lux FinCo SARL(f)	4.75%	08/01/2032	244,457
167,625	LHMC Finco 2 Sarl(f)(g)	8.63% (9.375%)	05/15/2030	197,642
165,000	Luna 2 5 SARL(b)	5.50%	07/01/2032	191,755
100,000	Sani/Ikos Financial Holdings 1 Sarl(f)	7.25%	07/31/2030	118,719
100,000	Sani/Ikos Financial Holdings 1 Sarl(b)	7.25%	07/31/2030	118,718
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	16,751
5,000	Telecom Italia Capital SA	7.20%	07/18/2036	5,481
				2,079,597
Netherlands - 1.74%
110,000	Flora Food Management BV(b)	6.88%	07/02/2029	122,952
138,000	Nouryon Finance BV(b)	6.13%	07/15/2031	160,314
100,000	Odido Group Holding BV(f)	5.50%	01/15/2030	115,284
215,000	Sunrise FinCo I BV(f)	4.63%	05/15/2032	246,368
200,000	Telefonica Europe BV(d)(e)		Perpetual Maturity	242,174
100,000	Telefonica Europe BV(d)(e)	8Y EUR SWAP + 3.62%	Perpetual Maturity	125,803
				1,012,895
Spain - 0.63%
100,000	Eroski S Coop(f)	5.75%	05/15/2031	119,204
113,000	Eroski S Coop(b)	5.75%	05/15/2031	134,701
100,000	Gestamp Automocion SA(f)	4.38%	10/15/2030	114,592
				368,497
United States - 66.32%
15,000	Acadia Healthcare Co., Inc.(b)	5.00%	04/15/2029	14,776
155,000	Acadia Healthcare Co., Inc.(b)	7.38%	03/15/2033	159,754
95,000	ACCO Brands Corp.(b)	4.25%	03/15/2029	88,569
210,000	ADT Security Corp.(b)	5.88%	10/15/2033	206,451
25,000	Advance Auto Parts, Inc.(b)	7.00%	08/01/2030	25,649
210,000	Advance Auto Parts, Inc.(b)	7.38%	08/01/2033	217,798
150,000	Ahead DB Holdings LLC(b)	6.63%	05/01/2028	150,648
150,000	Alaska Airlines, Inc.(b)	6.50%	06/01/2031	150,975
215,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(b)	5.63%	03/31/2032	207,980
275,000	Allied Universal Holdco LLC(b)	7.88%	02/15/2031	287,628
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(b)	4.63%	06/01/2028	196,699
70,000	Alpha Generation LLC(b)	6.75%	10/15/2032	71,320
85,000	Alpha Generation LLC(b)	6.25%	01/15/2034	83,693
4,000	AMC Global Media, Inc.	4.25%	02/15/2029	3,540
74,000	AMC Global Media, Inc.(b)	10.50%	07/15/2032	76,114
75,000	American Airlines, Inc.(b)	7.25%	02/15/2028	75,977
230,000	AmeriGas Partners LP / AmeriGas Finance Corp.(b)	9.38%	06/01/2028	235,319
120,000	AmeriGas Partners LP / AmeriGas Finance Corp.(b)	6.88%	06/01/2031	121,575
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(b)	7.00%	04/15/2030	146,644

Principle Amount/Description		Rate	Maturity	Value
$195,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(b)	5.75%	01/15/2029	$194,089
170,000	Arches Buyer, Inc.(b)	4.25%	06/01/2028	166,698
232,000	Arches Buyer, Inc.(b)	6.13%	12/01/2028	228,694
65,000	Arsenal AIC Parent LLC(b)	8.00%	10/01/2030	67,824
80,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(b)	6.63%	07/15/2033	80,949
120,000	Asurion LLC/ Asurion Co.-Issuer, Inc.(b)	8.00%	12/31/2032	121,005
85,000	Avient Corp.(b)	7.13%	08/01/2030	86,624
100,000	Beach Acquisition Bidco LLC(f)	5.25%	07/15/2032	116,523
165,000	Beach Acquisition Bidco LLC(b)	5.25%	07/15/2032	192,263
105,000	Beacon Mobility Corp.(b)	7.25%	08/01/2030	109,373
310,000	BellRing Brands, Inc.(b)	7.00%	03/15/2030	310,177
60,000	Big River Steel LLC / BRS Finance Corp.(b)	6.63%	01/31/2029	60,116
90,000	BioMarin Pharmaceutical, Inc.(b)	5.50%	02/15/2034	88,478
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	384,170
200,000	Block Communications, Inc.(b)	10.25%	03/01/2031	183,092
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(b)	5.13%	04/15/2029	157,362
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(b)	7.00%	07/15/2029	107,687
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(b)	7.25%	07/15/2032	62,110
269,000	BlueLinx Holdings, Inc.(b)	6.00%	11/15/2029	266,361
205,000	Boots Group Finco LP(b)	5.38%	08/31/2032	241,060
45,000	Buckeye Partners LP(b)	4.50%	03/01/2028	44,571
105,000	Buckeye Partners LP(b)	6.88%	07/01/2029	107,249
190,000	California Resources Corp.(b)	7.00%	01/15/2034	188,012
115,000	California Resources Corp.(b)	7.25%	01/15/2035	114,159
100,000	Caturus Energy LLC(b)	7.13%	05/15/2031	99,063
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	6.38%	09/01/2029	174,923
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.75%	03/01/2030	113,841
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	7.38%	03/01/2031	145,446
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	7.00%	02/01/2033	117,782
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.50%	06/01/2033	217,096
240,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.25%	01/15/2034	203,402
55,000	Celanese US Holdings LLC	7.00%	02/15/2031	56,648
265,000	Celanese US Holdings LLC	6.75%	04/15/2033	270,096
145,000	Celanese US Holdings LLC	7.38%	02/15/2034	149,911
145,000	Century Communities, Inc.(b)	6.63%	09/15/2033	146,535
35,000	Chart Industries, Inc.(b)	9.50%	01/01/2031	36,671
75,000	Chobani LLC / Chobani Finance Corp., Inc.(b)	6.38%	04/15/2034	76,167
40,000	CHS/Community Health Systems, Inc.(b)	6.00%	01/15/2029	39,627
165,000	CHS/Community Health Systems, Inc.(b)	5.25%	05/15/2030	155,808
153,000	CHS/Community Health Systems, Inc.(b)	10.88%	01/15/2032	164,963
45,000	CHS/Community Health Systems, Inc.(b)	9.75%	01/15/2034	47,040
10,000	Churchill Downs, Inc.(b)	4.75%	01/15/2028	9,909
55,000	Churchill Downs, Inc.(b)	5.75%	04/01/2030	54,978
100,000	Churchill Downs, Inc.(b)	6.75%	05/01/2031	101,874
65,000	Clear Channel Outdoor Holdings, Inc.(b)	7.88%	04/01/2030	67,754
195,000	Clear Channel Outdoor Holdings, Inc.(b)	7.50%	03/15/2033	205,457
125,000	Cleveland-Cliffs, Inc.(b)	7.00%	03/15/2032	124,168
275,000	Cloud Software Group, Inc.(b)	6.50%	03/31/2029	267,031
210,000	Cloud Software Group, Inc.(b)	8.25%	06/30/2032	196,973

Principle Amount/Description		Rate	Maturity	Value
$35,000	Cloud Software Group, Inc.(b)	6.63%	08/15/2033	$30,372
85,000	Clydesdale Acquisition Holdings, Inc.(b)	6.63%	04/15/2029	84,959
35,000	Clydesdale Acquisition Holdings, Inc.(b)	6.88%	01/15/2030	34,914
90,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	7.00%	06/15/2027	89,459
45,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	7.00%	06/15/2027	44,697
44,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	6.50%	07/01/2032	39,644
50,000	Columbus McKinnon Corp.(b)	7.13%	02/01/2033	50,146
115,000	Commercial Metals Co.	5.75%	11/15/2033	114,383
90,000	Commercial Metals Co.(b)	6.00%	12/15/2035	89,815
83,000	Comstock Resources, Inc.(b)	6.75%	03/01/2029	81,544
45,000	Comstock Resources, Inc.(b)	5.88%	01/15/2030	42,471
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(b)	6.63%	07/15/2030	65,063
225,000	Cougar JV Subsidiary LLC(b)	8.00%	05/15/2032	235,994
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(b)	7.50%	12/15/2033	261,462
190,000	CRC Insurance Group LLC(b)	7.13%	06/01/2031	189,507
115,000	CrossCountry Intermediate HoldCo LLC(b)	6.50%	10/01/2030	113,491
45,000	CrossCountry Intermediate HoldCo LLC(b)	6.75%	12/01/2032	43,488
325,000	CSC Holdings LLC(b)	5.50%	04/15/2027	218,029
115,000	CSC Holdings LLC(b)	5.75%	01/15/2030	27,241
25,000	CSC Holdings LLC(b)	5.00%	11/15/2031	5,906
12,000	Cushman & Wakefield US Borrower LLC(b)	6.75%	05/15/2028	12,017
110,000	Cushman & Wakefield US Borrower LLC(b)	8.88%	09/01/2031	115,516
103,000	CVR Energy, Inc.(b)	5.75%	02/15/2028	103,039
35,000	CVR Energy, Inc.(b)	7.50%	02/15/2031	34,859
90,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl(b)	6.38%	04/15/2034	90,045
185,000	DaVita, Inc.(b)	6.88%	09/01/2032	190,900
60,000	DaVita, Inc.(b)	6.75%	07/15/2033	61,947
156,000	Dcli Bidco LLC(b)	7.75%	11/15/2029	161,439
180,000	Diebold Nixdorf, Inc.(b)	7.75%	03/31/2030	187,906
50,000	Directv Financing LLC(b)	8.88%	02/01/2030	50,950
13,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(b)	5.88%	08/15/2027	12,989
145,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	106,404
115,000	Dorman Products, Inc.(b)	6.25%	06/15/2034	116,465
85,000	Endo Finance Holdings LP(b)	8.50%	04/15/2031	89,395
130,000	EQT Corp.	4.75%	01/15/2031	128,830
80,000	EquipmentShare.com, Inc.(b)	8.00%	03/15/2033	81,965
120,000	EquipmentShare.com, Inc.(b)	7.13%	07/01/2034	118,055
95,000	EZCORP, Inc.(b)	7.38%	04/01/2032	99,805
145,000	Fair Isaac Corp.(b)	6.25%	09/15/2034	142,911
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(b)	6.75%	01/15/2030	49,070
155,000	Fiesta Purchaser, Inc.(b)	7.88%	03/01/2031	156,455
130,000	Fiesta Purchaser, Inc.(b)	9.63%	09/15/2032	127,667
10,000	FirstCash, Inc.(b)	4.63%	09/01/2028	9,836
170,000	FirstCash, Inc.(b)	5.63%	01/01/2030	169,107
50,000	FirstCash, Inc.(b)	6.88%	03/01/2032	51,442
55,000	Five Point Operating Co. LP(b)	8.00%	10/01/2030	56,344
100,000	FMC Corp.(b)	8.00%	06/01/2031	104,149
45,000	Ford Motor Credit Co. LLC	6.50%	02/07/2035	46,105
70,000	Ford Motor Credit Co. LLC	5.87%	10/31/2035	68,576
600,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	614,417
35,000	Freedom Mortgage Corp.(b)	12.25%	10/01/2030	37,789

Principle Amount/Description		Rate	Maturity	Value
$140,000	Freedom Mortgage Holdings LLC(b)	9.13%	05/15/2031	$144,921
40,000	Freedom Mortgage Holdings LLC(b)	8.38%	04/01/2032	40,717
200,000	FS KKR Capital Corp.	6.88%	08/15/2029	200,457
500,000	FS KKR Capital Corp.	6.13%	01/15/2030	487,444
200,000	FTAI Aviation Investors LLC(b)	5.50%	05/01/2028	199,636
3,000	FTAI Aviation Investors LLC(b)	7.88%	12/01/2030	3,137
235,000	FTAI Aviation Investors LLC(b)	7.00%	06/15/2032	243,192
190,000	Gaia Purchaser, Inc.(b)	7.63%	07/15/2033	192,297
130,000	Global Partners LP / GLP Finance Corp.(b)	7.13%	07/01/2033	131,619
135,000	Goodyear Tire & Rubber Co.	5.00%	07/15/2029	129,155
70,000	Goodyear Tire & Rubber Co.	8.88%	07/15/2032	70,654
145,000	Gray Media, Inc.(b)	9.63%	07/15/2032	140,074
195,000	Gray Media, Inc.(b)	7.25%	08/15/2033	192,182
120,000	Greystar Real Estate Partners LLC(b)	7.75%	09/01/2030	125,254
80,000	Hawaiian Electric Co., Inc.(b)	6.00%	10/01/2033	79,300
90,000	Herc Holdings, Inc.(b)	6.63%	06/15/2029	91,953
55,000	Herc Holdings, Inc.(b)	6.00%	03/15/2034	54,691
250,000	Hilton Domestic Operating Co., Inc.(b)	5.50%	03/31/2034	247,976
275,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(b)	5.00%	06/01/2029	268,760
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(b)	4.88%	07/01/2031	122,263
75,000	Howard Midstream Energy Partners LLC(b)	6.63%	01/15/2034	75,681
80,000	HUB International, Ltd.(b)	7.25%	06/15/2030	82,141
255,000	Hunt Companies, Inc.(b)	5.25%	04/15/2029	252,800
55,000	iHeartCommunications, Inc.(b)	9.13%	05/01/2029	53,415
15,000	Iron Mountain, Inc.(b)	5.00%	07/15/2028	14,950
55,000	Iron Mountain, Inc.(b)	7.00%	02/15/2029	56,071
55,000	Iron Mountain, Inc.(b)	5.25%	07/15/2030	54,211
200,000	Iron Mountain, Inc.(b)	6.25%	01/15/2035	201,030
135,000	JB Poindexter & Co., Inc.(b)	8.75%	12/15/2031	138,966
90,000	JetBlue Airways Corp. / JetBlue Loyalty LP(b)	9.88%	09/20/2031	81,636
230,000	Kinetik Holdings LP(b)	6.63%	12/15/2028	233,914
55,000	Kinetik Holdings LP(b)	5.88%	06/15/2030	55,345
80,000	Kodiak Gas Services LLC(b)	6.50%	10/01/2033	81,138
70,000	Kraken Oil & Gas Partners LLC(b)	7.63%	08/15/2029	70,737
120,000	Kronos International, Inc.(f)	9.50%	03/15/2029	135,292
150,000	LBM Acquisition LLC(b)	6.25%	01/15/2029	109,154
295,000	LCM Investments Holdings II LLC(b)	8.25%	08/01/2031	307,558
370,000	Level 3 Financing, Inc.(b)	7.00%	03/31/2034	381,776
55,000	Level 3 Financing, Inc.(b)	8.50%	01/15/2036	59,105
250,000	LFS Topco LLC(b)	8.75%	07/15/2030	251,315
10,000	LifePoint Health, Inc.(b)	5.38%	01/15/2029	9,601
25,000	LifePoint Health, Inc.(b)	9.88%	08/15/2030	26,373
130,000	LifePoint Health, Inc.(b)	8.38%	02/15/2032	135,482
16,000	LifePoint Health, Inc.(b)	10.00%	06/01/2032	15,993
120,000	LifePoint Health, Inc.(b)	7.00%	05/01/2034	115,102
158,000	LSF12 Pillar Investments US, Inc.(b)	5.75%	05/15/2033	179,675
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	49,467
215,000	Marriott Ownership Resorts, Inc.(b)	4.50%	06/15/2029	207,588
65,000	Marriott Ownership Resorts, Inc.(b)	6.50%	10/01/2033	64,638
165,000	Matador Resources Co.(b)	6.00%	04/15/2034	160,961
235,000	Mativ Holdings, Inc.(b)	8.00%	10/01/2029	233,579
110,000	Medline Borrower LP(b)	5.25%	10/01/2029	109,383
470,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	456,177

Principle Amount/Description		Rate	Maturity	Value
$45,000	MPT Operating Partnership LP / MPT Finance Corp.	4.63%	08/01/2029	$36,206
65,000	MPT Operating Partnership LP / MPT Finance Corp.(b)	8.50%	02/15/2032	66,592
120,000	Nabors Industries, Inc.(b)	7.63%	11/15/2032	122,857
80,000	NCL Corp., Ltd.(b)	7.75%	02/15/2029	83,524
285,000	NCL Corp., Ltd.(b)	6.25%	09/15/2033	276,953
115,000	NCR Atleos Corp.(b)	9.50%	04/01/2029	122,684
34,000	NCR Voyix Corp.(b)	5.13%	04/15/2029	33,188
35,000	New Enterprise Stone & Lime Co., Inc.(b)	9.75%	07/15/2028	35,216
270,000	Newell Brands, Inc.	6.38%	05/15/2030	273,853
15,000	Nexstar Media, Inc.(b)	6.50%	09/15/2033	15,009
55,000	Nexstar Media, Inc.(b)	7.25%	04/15/2034	54,915
55,000	Northern Oil & Gas, Inc.	7.88%	10/15/2033	54,689
260,000	Novelis Corp.(b)	6.88%	01/30/2030	266,730
230,000	NRG Energy, Inc.(b)	3.63%	02/15/2031	213,686
120,000	NRG Energy, Inc.(b)	5.88%	05/15/2034	119,426
150,000	NRG Energy, Inc.(b)	6.00%	01/15/2036	149,607
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,948
50,000	OAK-Eagle Acquireco, Inc.(b)	7.25%	07/01/2033	52,333
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	157,613
115,000	Olympus Water US Holding Corp.(b)	4.25%	10/01/2028	111,619
65,000	Olympus Water US Holding Corp.(b)	6.25%	10/01/2029	64,129
75,000	Olympus Water US Holding Corp.(b)	6.75%	08/01/2032	73,335
95,000	Olympus Water US Holding Corp.(b)	7.25%	02/15/2033	94,023
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,668
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,421
60,000	ONEOK, Inc.	5.05%	04/01/2045	53,060
270,000	Osaic Holdings, Inc.(b)	8.00%	08/01/2033	271,198
115,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(b)	6.00%	06/15/2034	114,849
70,000	Owens-Brockway Glass Container, Inc.(b)	7.25%	05/15/2031	69,264
105,000	Owens-Brockway Glass Container, Inc.(b)	7.38%	06/01/2032	100,731
45,000	Owens-Brockway Glass Container, Inc.(b)	9.50%	06/01/2033	46,131
130,000	Par Petroleum LLC(b)	7.38%	06/01/2034	131,630
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(b)	5.88%	10/01/2028	70,010
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(b)	7.00%	02/01/2030	46,102
62,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	61,572
145,000	Pediatrix Medical Group, Inc.(b)	5.38%	02/15/2030	143,418
235,000	PennyMac Financial Services, Inc.(b)	6.88%	02/15/2033	229,311
105,000	Perimeter Holdings LLC(b)	6.25%	01/15/2034	104,871
280,000	PetSmart LLC / PetSmart Finance Corp.(b)	7.50%	09/15/2032	280,263
90,000	Pioneer Opco LLC(b)	7.00%	05/15/2033	91,697
435,000	Post Holdings, Inc.(b)	6.38%	03/01/2033	431,870
165,000	Quikrete Holdings, Inc.(b)	6.75%	03/01/2033	168,281
336,000	QVC, Inc.(b)(h)	6.88%	04/15/2029	164,640
80,000	QXO Building Products, Inc.(b)	6.50%	07/15/2031	81,578
35,000	QXO Building Products, Inc.(b)	6.88%	07/15/2034	35,951
89,000	Railworks Holdings LP / Railworks Rally, Inc.(b)	8.25%	11/15/2028	89,208
100,000	RAY Financing LLC(f)	6.50%	07/15/2031	115,511
100,000	RAY Financing LLC(b)	6.50%	07/15/2031	115,511
120,000	RHP Hotel Properties LP / RHP Finance Corp.(b)	7.25%	07/15/2028	122,681
145,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%	04/01/2032	148,448
40,000	RLJ Lodging Trust LP(b)	4.00%	09/15/2029	38,123

Principle Amount/Description		Rate	Maturity	Value
$20,000	Rocket Cos., Inc.(b)	7.13%	02/01/2032	$20,770
55,000	Rocket Cos., Inc.(b)	6.38%	08/01/2033	56,002
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(b)	4.00%	10/15/2033	67,544
325,000	Rocket Software, Inc.(b)	9.00%	11/28/2028	323,332
10,000	Rocket Software, Inc.(b)	6.50%	02/15/2029	9,013
135,000	Royal Caribbean Cruises, Ltd.(b)	6.25%	03/15/2032	138,013
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	04/01/2032	173,785
116,000	Service Properties Trust(b)	8.63%	11/15/2031	122,253
330,000	Service Properties Trust	8.88%	06/15/2032	339,984
245,000	Sirius XM Radio LLC(b)	4.13%	07/01/2030	230,758
275,000	Sirius XM Radio LLC(b)	5.88%	04/15/2032	271,948
55,000	Six Flags Entertainment Corp.(b)	7.25%	05/15/2031	54,710
130,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	126,712
105,000	Six Flags Entertainment Corp.'s Wonderland Co./Millennium Operations LLC(b)	8.63%	01/15/2032	108,186
112,000	SM Energy Co.(b)	7.00%	08/01/2032	113,107
130,000	SM Energy Co.(b)	6.63%	04/15/2034	128,038
255,000	Sotera Health Holdings LLC(b)	7.38%	06/01/2031	264,718
22,000	Spectrum Brands, Inc.(b)	3.88%	03/15/2031	19,469
40,000	Standard Building Solutions, Inc.(b)	6.50%	08/15/2032	40,268
235,000	Standard Building Solutions, Inc.(b)	5.88%	03/15/2034	226,681
95,000	Stonebriar ABF Issuer LLC(b)	8.13%	12/15/2030	99,393
205,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)	5.00%	06/01/2031	194,436
35,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)	6.50%	12/15/2035	33,845
145,000	Sunoco LP(b)	7.25%	05/01/2032	150,494
105,000	Sunoco LP(b)	6.25%	07/01/2033	105,992
330,000	Sunoco LP(b)	5.63%	07/15/2034	322,271
105,000	Sword Purchaser LLC(b)	8.25%	04/15/2033	108,711
135,000	Talen Energy Supply LLC(b)	6.13%	05/01/2031	135,059
250,000	Talen Energy Supply LLC(b)	6.50%	02/01/2036	252,140
282,000	TMS International Corp.(b)	6.25%	04/15/2029	282,392
350,000	TransDigm, Inc.(b)	6.38%	05/31/2033	353,564
195,000	TransDigm, Inc.(b)	6.75%	01/31/2034	200,153
275,000	TransDigm, Inc.(b)	6.13%	07/31/2034	274,990
110,000	Travel + Leisure Co.(b)	6.25%	06/01/2031	110,749
15,000	TriNet Group, Inc.(b)	7.13%	08/15/2031	15,096
135,000	Uniti Services LLC(b)	7.50%	10/15/2033	142,162
10,000	Univision Communications, Inc.(b)	7.38%	06/30/2030	10,035
140,000	Univision Communications, Inc.(b)	9.38%	08/01/2032	142,360
23,000	Univision Communications, Inc.(b)	8.88%	04/15/2033	22,657
95,000	US Foods, Inc.(b)	7.25%	01/15/2032	98,702
195,000	USA Compression Partners LP / USA Compression Finance Corp.(b)	7.13%	03/15/2029	199,836
85,000	USA Compression Partners LP / USA Compression Finance Corp.(b)	6.25%	10/01/2033	84,324
290,000	Venture Global LNG, Inc.(b)	7.00%	01/15/2030	295,911
190,000	Venture Global LNG, Inc.(b)	8.38%	06/01/2031	197,848
150,000	Venture Global LNG, Inc.(b)	6.38%	12/15/2034	147,503
15,000	Venture Global Plaquemines LNG LLC(b)	6.13%	12/15/2030	15,355
30,000	Venture Global Plaquemines LNG LLC(b)	7.50%	05/01/2033	32,939
145,000	Venture Global Plaquemines LNG LLC(b)	6.50%	06/15/2034	151,130
65,000	Venture Global Plaquemines LNG LLC(b)	7.75%	05/01/2035	72,926
200,000	Venture Global Plaquemines LNG LLC(b)	6.75%	01/15/2036	212,156
40,000	Vistra Operations Co. LLC(b)	7.75%	10/15/2031	41,866
140,000	Vistra Operations Co. LLC(b)	6.88%	04/15/2032	145,059

Principle Amount/Description		Rate	Maturity	Value
$145,000	VoltaGrid LLC(b)	7.38%	11/01/2030	$150,605
180,000	Walker & Dunlop, Inc.(b)	6.63%	04/01/2033	182,969
255,000	Wand NewCo 3, Inc.(b)	7.63%	01/30/2032	263,887
160,000	Waste Pro USA, Inc.(b)	7.00%	02/01/2033	164,127
125,000	WBI Operating LLC(b)	6.50%	10/15/2033	125,851
195,000	Weatherford International, Ltd.(b)	6.75%	10/15/2033	199,066
120,000	Weekley Homes LLC / Weekley Finance Corp.(b)	4.88%	09/15/2028	118,435
180,000	Weekley Homes LLC / Weekley Finance Corp.(b)	6.75%	01/15/2034	180,704
110,000	WESCO Distribution, Inc.(b)	6.63%	03/15/2032	113,488
180,000	Western Midstream Operating LP	5.50%	08/15/2048	160,565
54,000	Whirlpool Corp.	4.75%	02/26/2029	50,436
70,000	Whirlpool Corp.(b)	7.50%	07/01/2031	71,011
185,000	William Carter Co.(b)	7.38%	02/15/2031	191,353
70,000	Williams Scotsman, Inc.(b)	7.38%	10/01/2031	72,518
225,000	Windsor Holdings III LLC(b)	8.50%	06/15/2030	234,434
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(b)	5.13%	10/01/2029	69,571
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(b)	7.13%	02/15/2031	58,155
20,000	XPLR Infrastructure Operating Partners LP(b)	8.38%	01/15/2031	21,341
40,000	XPLR Infrastructure Operating Partners LP(b)	8.63%	03/15/2033	42,910
105,000	XPLR Infrastructure Operating Partners LP(b)	7.75%	04/15/2034	110,578
134,771	Zayo Group Holdings, Inc.(b)(g)	9.25% (0.00%)	03/09/2030	134,719
35,000	ZF North America Capital, Inc.(b)	6.88%	04/14/2028	35,822
35,000	ZF North America Capital, Inc.(b)	7.13%	04/14/2030	35,336
				38,498,192

TOTAL HIGH YIELD DEBT
(Cost $53,583,435)				53,539,272

BUSINESS DEVELOPMENT COMPANY NOTES - 0.13%
United States - 0.13%
$3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	76,114

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				76,114

Shares/Description		Value
SHORT-TERM INVESTMENTS - 2.06%
Money Market Fund - 2.06%
1,197,786	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.59%)	1,197,786

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,197,786)		1,197,786

TOTAL INVESTMENTS - 98.68%
(Cost $57,448,788)		$57,282,785
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.32%		766,418
NET ASSETS - 100.00%		$58,049,203

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of June 30, 2026 was 3.85%

1M SOFR - 1 Month SOFR as of June 30, 2026 was 3.63%

3M SOFR - 3 Month SOFR as of June 30, 2026 was 3.64%

3M EUR L - 3 Month EURIBOR as of June 30, 2026 was 2.32%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of June 30, 2026 was 2.84%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $41,088,501, which represents approximately 70.78% of net assets as of June 30, 2026.
(c)	Non-income producing security.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of June 30, 2026, the aggregate fair value of those securities was $4,470,020, representing 7.70% of net assets.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Security is currently in default.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2026	Fund Delivering	U.S. $ Value at June 30, 2026	Unrealized Appreciation/ (Depreciation)
WELLS FARGO	7/8/2026	EUR	354,292	USD	358,871	$(4,579)
BANK OF MONTREAL	7/8/2026	USD	241,012	EUR	240,004	1,008
BANK OF MONTREAL	7/8/2026	USD	113,440	EUR	114,288	(848)
BANK OF MONTREAL	7/8/2026	USD	736,869	GBP	727,206	9,663
BANK OF MONTREAL	7/8/2026	USD	154,109	GBP	152,540	1,569
BANK OF MONTREAL	7/8/2026	USD	237,962	GBP	238,759	(797)
State Street Corporation	7/8/2026	USD	11,209,713	EUR	11,018,916	190,797
WELLS FARGO	7/8/2026	USD	5,047	EUR	4,964	83
WELLS FARGO	7/8/2026	USD	7,922	GBP	7,941	(19)
						$196,877

RiverNorth Funds	Notes to Quarterly Schedule of Investments

June 30, 2026 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2026.

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended June 30, 2026, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight Bank Funding Rate (“OBFR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2026 in valuing the Funds’ assets and liabilities:

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$48,685,894	$–	$–		$48,685,894
Closed-End Funds - Preferred Shares	3,342,467	–	–		3,342,467
Business Development Companies	–	8,846,226	–		8,846,226
Business Development Companies - Preferred Shares	–	182,049	–		182,049
Common Stocks	6,727,500	12	–	***	6,727,512
Open-End Funds	40,197,743	–	–		40,197,743
Foreign Corporate Bonds	–	21,044,652	–		21,044,652
U.S. Corporate Bonds	–	107,334,761	–		107,334,761
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,650,939	–		1,650,939
Bank Loans	–	32,381	–		32,381
Collateralized Loan Obligations	–	37,111,840	–		37,111,840
Non-Agency Collateralized Mortgage Obligations	–	184,190,136	–		184,190,136
U.S. Government Bonds and Notes	–	59,817,426	–		59,817,426
Mortgage-Backed Securities	–	44,818,001	–		44,818,001
U.S. Government / Agency Mortgage Backed Securities	–	293,354,078	–		293,354,078
Warrants	–	–	–	***	–
Short-Term Investments	22,268,153	–	–		22,268,153
Total	$121,221,757	$758,382,501	$–		$879,604,258

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$–	$47,097	$–	$47,097
Total Return Swaps	–	–	–	–
Liabilities
Futures Contracts	$–	$(230,432)	$–	$(230,432)
Total Return Swaps	–	(980,138)	–	(980,138)
Total	$–	$(1,163,473)	$–	$(1,163,473)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$76,114	$–	$–	$76,114
Closed-End Funds	1,843,211	–	–	1,843,211
Common Stocks	523,978	–	102,424	626,402
High Yield Debt	–	53,539,272	–	53,539,272
Short-Term Investments	1,197,786	–	–	1,197,786
Total	$3,641,089	$53,539,272	$102,424	$57,282,785

High Income Fund (continued)

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$203,120	$–	$203,120
Liabilities
Forward Foreign Currency Contracts	$–	$(6,243)	$–	$(6,243)
Total	$–	$196,877	$–	$196,877

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures and swap contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2025	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2026
Common Stocks	$104,803	$-	$-	$-	$(2,379)	$-	$-	$-	$-	$102,424	$(2,379)
	$104,803	$-	$-	$-	$(2,379)	$-	$-	$-	$-	$102,424	$(2,379)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2026:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$102,424	Market Comparable Companies	EBITDA Multiple	3.50x-4.00x (3.75x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Total Return Swaps

Certain Funds may enter into total return swaps. During the period ended June 30, 2026, the Strategic Income Fund invested in total return swaps. Total return swaps are agreements that provide the Strategic Income Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Strategic Income Fund, and is settled in cash periodically. The fee paid by the Strategic Income Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Strategic Income Fund is recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Strategic Income Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Strategic Income Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Strategic Income Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Strategic Income Fund may use its own NAV or the NAV of a similar fund as the reference asset in a total return swap. This strategy serves to reduce cash drag (the impact of uninvested cash on the Strategic Income Fund’s overall return) by replacing it with the total return of Strategic Income Fund’s own or a similar fund’s investment holdings. The Strategic Income Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Strategic Income Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the OBFR and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended June 30, 2026, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of June 30, 2026, there are no unfunded loan commitments.

6. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended June 30, 2026 were as follows:

Security Name	Market Value as of October 1, 2025	Purchases	Change in Unrealized Gain (Loss)	Return of Capital	Realized Gain/Loss	Market Value as of June 30, 2026	Share Balance as of June 30, 2026	Dividends
High Income Fund	$39,212,425	$2,156,828	$(1,171,510)	$-	$-	$40,197,743	4,698,797	$2,156,828
			$(1,171,510)	$-	$-	$40,197,743		$2,156,828